Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 3,259,183	$ 2,936,879	$ 359,824
Prepaid expenses	166,768	89,975	41,756
Total Current Assets	3,425,951	3,026,854	401,580
PROPERTY AND EQUIPMENT - NET	348,614	300,994	88,751
OTHER ASSETS
Intangible assets - net	507,588	488,526	431,104
TOTAL ASSETS	4,282,153	3,816,374	921,435
CURRENT LIABILITIES
Accounts payable	115,099	96,384	139,833
Accounts payable and accrued expenses- related parties	85,349	55,606	70,216
Accrued expenses	10,055	3,338	28,377
TOTAL LIABILITIES	210,503	155,328	238,426
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 authorized. No shares issued or outstanding
Common stock $0.001 par value, 100,000,000 authorized 52,046,797 and 50,160,758 issued and outstanding at June 30, 2013 and December 31, 2012	52,047	50,161	45,337
Additional paid-in capital	34,523,103	32,042,751	24,513,000
Accumulated deficit	(15,827)	(15,827)	(15,827)
Deficit accumulated during development stage	(30,487,673)	(28,416,039)	(23,859,501)
TOTAL STOCKHOLDERS' EQUITY	4,071,650	3,661,046	683,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,282,153	$ 3,816,374	$ 921,435

BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
BALANCE SHEETS [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	52,046,797	50,160,758	45,337,092
Common stock, shares outstanding	52,046,797	50,160,758	45,337,092

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		108 Months Ended	114 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES							$ 3,200	$ 3,200
COST AND EXPENSE
Research and development	531,116	455,253	986,498	927,662	2,489,747	1,682,557	13,154,188	14,140,686
General and administrative	433,386	553,860	881,004	851,050	1,936,417	1,633,786	14,921,567	15,802,571
TOTAL COST AND EXPENSE	964,502	1,009,113	1,867,502	1,778,712	4,426,164	3,316,343	28,075,755	29,943,257
LOSS FROM OPERATIONS	(964,502)	(1,009,113)	(1,867,502)	(1,778,712)	(4,426,164)	(3,316,343)	(28,072,555)	(29,940,057)
OTHER INCOME (EXPENSE)
Interest income	62	124	141	322	548	375	31,046	31,187
Dividend income							1,551	1,551
Realized gain on investment							3,911	3,911
Realized gain on disposal of assets							637	637
Litigation settlement							(47,500)	(47,500)
Commitment fee and interest expense	(184,723)	(18,615)	(204,273)	(120,560)	(130,922)	(166,654)	(333,129)	(537,402)
NET LOSS	$ (1,149,163)	$ (1,027,604)	$ (2,071,634)	$ (1,898,950)	$ (4,556,538)	$ (3,482,622)	$ (28,416,039)	$ (30,487,673)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.09)	$ (0.08)
Basic and Diluted Weighted Average Number of Shares	51,725,639	49,055,806	51,097,111	47,893,907	48,778,783	44,386,149

STATEMENT OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Paid-in Capital [Member]	Subscription Receivable / Receivable for Issuance of Common Stock [Member]	Deferred Charges [Member]	Unrealized Loss on Securities [Member]	Accumulated Deficit [Member]	Deficit Accumulated During Development Stage [Member]
Balance at Dec. 31, 2002	$ (15,826)	$ 1					$ (15,827)
Balance, shares at Dec. 31, 2002		100
Retroactive recapitalization upon reverse acquisition		706	(706)
Retroactive recapitalization upon reverse acquisition, shares		706,973
Balance at Dec. 31, 2003	(15,826)	707	(706)				(15,827)
Balance, shares at Dec. 31, 2003		707,073
Common stock issued to founders		13,293	(13,293)
Common stock issued to founders, shares		13,292,927
Common stock issued for future services transaction one	256,000	1,600	254,400
Common stock issued for future services transaction one, shares		1,600,000
Common stock issued for future services transaction two	75,000	638	74,362
Common stock issued for future services transaction two, shares		637,500
Common stock issued at merger		2,000	(2,000)
Common stock issued at merger, shares		2,000,000
Conversion of notes payable	30,000	187	29,813
Conversion of notes payable, shares		187,500
Net loss	(722,146)							(722,146)
Balance at Dec. 31, 2004	(376,972)	18,425	342,576				(15,827)	(722,146)
Balance, shares at Dec. 31, 2004		18,425,000
Common stock issued for future services transaction one	585,500	210	585,290
Common stock issued for future services transaction one, shares		210,000
Common stock issued for future services transaction two	584,000	200	583,800
Common stock issued for future services transaction two, shares		200,000
Common stock issued in private placement transaction one	1,000,000	4,000	996,000
Common stock issued in private placement transaction one, shares		4,000,000
Conversion of notes payable	499,000	3,119	495,881
Conversion of notes payable, shares		3,118,750
Subscription receivable	(6,500)			(6,500)
Warrants issued for services transaction one	37,000		37,000
Warrants issued for services transaction two	24,200		24,200
Warrants issued for services transaction three	15,900		15,900
Warrants issued for future services	435,060		435,060
Exercise of warrants transaction one	75,000	300	74,700
Exercise of warrants transaction one, shares		300,000
Deferred charges for common stock issued for future services	(584,000)				(584,000)
Amortization of deferred charges	265,455				265,455
Net loss	(1,721,765)							(1,721,765)
Balance at Dec. 31, 2005	831,878	26,254	3,590,407	(6,500)	(318,545)		(15,827)	(2,443,911)
Balance, shares at Dec. 31, 2005		26,253,750
Common stock issued for future services transaction one	270,000	300	269,700
Common stock issued for future services transaction one, shares		300,000
Common stock issued for future services transaction two	620,000	400	619,600
Common stock issued for future services transaction two, shares		400,000
Common stock issued for future services transaction three	36,250	25	36,225
Common stock issued for future services transaction three, shares		25,000
Common stock issued for future services transaction four	29,400	60	29,340
Common stock issued for future services transaction four, shares		60,000
Common stock issued in private placement transaction one	425,000	850	424,150
Common stock issued in private placement transaction one, shares		850,000
Contributed capital related to accrued interest	35,624		35,624
Subscription receivable	6,500			6,500
Warrants issued for services transaction one	66,500		66,500
Warrants issued for future services	465,996		465,996
Options issued for services transaction one	428,888		428,888
Amortization of deferred charges	318,545				318,545
Unrealized gain (loss) on securities	(26,000)					(26,000)
Net loss	(2,933,809)							(2,933,809)
Balance at Dec. 31, 2006	574,772	27,889	5,966,430			(26,000)	(15,827)	(5,377,720)
Balance, shares at Dec. 31, 2006		27,888,750
Common stock issued for future services transaction one	106,250	152	106,098
Common stock issued for future services transaction one, shares		151,785
Common stock issued for future services transaction two	580,000	1,000	579,000
Common stock issued for future services transaction two, shares		1,000,000
Common stock issued in private placement transaction one	1,241,000	2,482	1,238,518
Common stock issued in private placement transaction one, shares		2,482,000
Common stock issued in private placement transaction two	1,060,524	1,768	1,058,756
Common stock issued in private placement transaction two, shares		1,767,540
Common stock issued for services and settlement for accounts payable transaction one	35,000	100	34,900
Common stock issued for services and settlement for accounts payable transaction one, shares		100,000
Common stock issued for services transaction one	102,000	150	101,850
Common stock issued for services transaction one, shares		150,000
Common stock issued for services transaction two	135,000	150	134,850
Common stock issued for services transaction two, shares		150,000
Common stock issued for services transaction three	288,000	400	287,600
Common stock issued for services transaction three, shares		400,000
Common stock subscription rescinded during the period	(200,000)	(400)	(199,600)
Common stock subscription rescinded during the period, shares		(400,000)
Warrants issued for services transaction one	36,370		36,370
Warrants issued for services transaction two	52,180		52,180
Warrants issued for services transaction three	293,476		293,476
Warrants issued for services transaction four	140,490		140,490
Warrants issued for services transaction five	52,946		52,946
Warrants issued for services transaction six	61,449		61,449
Warrants issued for services transaction seven	52,292		52,292
Warrants issued for services transaction eight	1,159		1,159
Warrants issued for future services	348,000		348,000
Options issued for services transaction one	17,589		17,589
Options issued for services transaction two	43,757		43,757
Options issued for services transaction three	41,653		41,653
Deferred charges for common stock issued for future services	(928,000)				(928,000)
Amortization of deferred charges	773,333				773,333
Unrealized gain (loss) on securities	(32,610)					(32,610)
Net loss	(4,223,449)							(4,223,449)
Balance at Dec. 31, 2007	653,180	33,690	10,449,763		(154,667)	(58,610)	(15,827)	(9,601,169)
Balance, shares at Dec. 31, 2007		33,690,075
Common stock issued in private placement transaction one	414,000	690	413,310
Common stock issued in private placement transaction one, shares		690,001
Common stock issued for services transaction one	75,000	100	74,900
Common stock issued for services transaction one, shares		100,000
Common stock issued for services transaction two	360,000	200	359,800
Common stock issued for services transaction two, shares		200,000
Receivable for the issuance of common stock	(12,500)			(12,500)
Warrants issued for services transaction one	27,014		27,014
Warrants issued for services transaction two	10,885		10,885
Warrants issued for services transaction three	121,713		121,713
Warrants issued for services transaction four	48,738		48,738
Warrants issued for services transaction five	31,444		31,444
Warrants issued for services transaction six	12,487		12,487
Warrants issued for services transaction seven	976,193		976,193
Warrants issued for future services			332,000		(332,000)
Exercise of warrants transaction one	80,000	320	79,680
Exercise of warrants transaction one, shares		320,000
Exercise of warrants transaction two	160,270	641	159,629
Exercise of warrants transaction two, shares		641,080
Exercise of warrants transaction three	135,000	270	134,730
Exercise of warrants transaction three, shares		270,000
Options issued for services transaction one	286,803		286,803
Options issued for services transaction two	30,750		30,750
Options issued for services transaction three	114,519		114,519
Options issued for services transaction four	525,263		525,263
Options issued for services transaction five	6,439		6,439
Amortization of deferred charges	431,337				431,337
Realized loss reclassification	58,610					58,610
Net loss	(4,340,607)							(4,340,607)
Balance at Dec. 31, 2008	206,538	35,911	14,196,060	(12,500)	(55,330)		(15,827)	(13,941,776)
Balance, shares at Dec. 31, 2008		35,911,156
Rights to purchase shares issued	132,058		132,058
Common stock issued in private placement transaction one	855,000	2,480	852,520
Common stock issued in private placement transaction one, shares		2,479,500
Common stock issued for services and settlement for accounts payable transaction one	25,000	100	24,900
Common stock issued for services and settlement for accounts payable transaction one, shares		100,000
Common stock issued for services and settlement for accounts payable transaction two	50,000	145	49,855
Common stock issued for services and settlement for accounts payable transaction two, shares		145,000
Common stock issued for services transaction one	58,000	100	57,900
Common stock issued for services transaction one, shares		100,000
Common stock issued for services transaction two	40,000	116	39,884
Common stock issued for services transaction two, shares		116,000
Common stock issued for services transaction three	75,000	100	74,900
Common stock issued for services transaction three, shares		100,000
Warrants issued for services transaction one	177,881		177,881
Exercise of purchase right agreement	45,138	181	44,957
Exercise of purchase right agreement, shares		180,550
Exercise of warrants transaction one	319,834	1,279	318,555
Exercise of warrants transaction one, shares		1,279,336
Exercise of warrants transaction two	400	400
Exercise of warrants transaction two, shares		400,000
Exercise of warrants transaction three	355,000	355	354,645
Exercise of warrants transaction three, shares		355,000
Options issued for services transaction one	199,234		199,234
Options issued for services transaction two	13,583		13,583
Options issued for services transaction three	67,838		67,838
Options issued for services transaction four	623,246		623,246
Options issued for services transaction five	61,346		61,346
Options issued for services transaction six	13,136		13,136
Options issued for services transaction seven	9,583		9,583
Options issued for services transaction eight	21,085		21,085
Contribution of accrued payroll	52,129		52,129
Amortization of deferred charges	55,330				55,330
Payment for the issuance of common stock	12,500			12,500
Net loss	(2,721,871)							(2,721,871)
Balance at Dec. 31, 2009	746,988	41,167	17,385,295				(15,827)	(16,663,647)
Balance, shares at Dec. 31, 2009		41,166,542
Common stock issued in private placement transaction one	1,500,000	1,500	1,498,500
Common stock issued in private placement transaction one, shares		1,500,000
Common stock issued for services transaction one	6,000	4	5,996
Common stock issued for services transaction one, shares		4,800
Common stock issued for services transaction two	4,650	5	4,645
Common stock issued for services transaction two, shares		5,000
Common stock issued for services transaction three	12,000	10	11,990
Common stock issued for services transaction three, shares		10,000
Warrants issued for services transaction one	213,459		213,459
Warrants issued for services transaction two	580,167		580,167
Warrants issued for services transaction three	214,063		214,063
Exercise of warrants transaction one	236,800	947	235,853
Exercise of warrants transaction one, shares		947,200
Exercise of warrants transaction two	3,450	10	3,440
Exercise of warrants transaction two, shares		10,000
Exercise of warrants transaction three	12,500	25	12,475
Exercise of warrants transaction three, shares		25,000
Exercise of warrants transaction four	282,500	283	282,218
Exercise of warrants transaction four, shares		282,500
Exercise of options	3,750	15	3,735
Exercised		15,000
Options issued for services transaction one	174,866		174,866
Options issued for services transaction two	14,873		14,873
Options issued for services transaction three	74,061		74,061
Options issued for services transaction four	643,812		643,812
Options issued for services transaction five	31,478		31,478
Options issued for services transaction six	27,434		27,434
Options issued for services transaction seven	286,002		286,002
Net loss	(3,713,232)							(3,713,232)
Balance at Dec. 31, 2010	1,355,621	43,966	21,704,361				(15,827)	(20,376,879)
Balance, shares at Dec. 31, 2010		43,966,042
Common stock issued in private placement transaction one	1,000,000	1,000	999,000
Common stock issued in private placement transaction one, shares		1,000,000
Common stock issued for services transaction one	14,500	10	14,490
Common stock issued for services transaction one, shares		10,000
Common stock issued for services transaction two	10,400	10	10,390
Common stock issued for services transaction two, shares		10,000
Common stock issued for services transaction three	14,500	10	14,490
Common stock issued for services transaction three, shares		10,000
Common stock issued for services transaction four	2,163	2	2,161
Common stock issued for services transaction four, shares		2,018
Common stock issued for commitment shares	162,896	151	162,746
Common stock issued for commitment shares, shares	150,830	150,830
Common stock issued for additional commitment shares transaction one	3,470	3	3,467
Common stock issued for additional commitment shares transaction one, shares		3,017
Common stock issued to institutional investor transaction one	200,000	185	199,815
Common stock issued to institutional investor transaction one, shares		185,185
Warrants issued for services transaction one	306,765		306,765
Warrants issued for services transaction two	64,983		64,983
Warrants issued for services transaction three	36,585		36,585
Warrants issued for services transaction four	109,820		109,820
Warrants issued for services transaction five	1,288		1,288
Options issued for services transaction one	285		285
Options issued for services transaction two	39,829		39,829
Options issued for services transaction three	383,881		383,881
Options issued for services transaction four	26,648		26,648
Options issued for services transaction five	65,447		65,447
Options issued for services transaction six	212,136		212,136
Options issued for services transaction seven	79,702		79,702
Options issued for services transaction eight	17,204		17,204
Options issued for services transaction nine	4,384		4,384
Options issued for services transaction ten	53,124		53,124
Net loss	(3,482,622)							(3,482,622)
Balance at Dec. 31, 2011	683,009	45,337	24,513,000				(15,827)	(23,859,501)
Balance, shares at Dec. 31, 2011	45,337,092	45,337,092
Common stock issued for services transaction one	1,607	1	1,606
Common stock issued for services transaction one, shares		1,406
Common stock issued for additional commitment shares transaction one	4,948	3	4,945
Common stock issued for additional commitment shares transaction one, shares		3,017
Common stock issued for additional commitment shares transaction two	5,038	3	5,035
Common stock issued for additional commitment shares transaction two, shares		3,017
Common stock issued for additional commitment shares transaction three	21,645	7	21,638
Common stock issued for additional commitment shares transaction three, shares		7,542
Common stock issued for additional commitment shares transaction four	5,943	3	5,940
Common stock issued for additional commitment shares transaction four, shares		3,017
Common stock issued for additional commitment shares transaction five	11,765	5	11,760
Common stock issued for additional commitment shares transaction five, shares		4,525
Common stock issued for additional commitment shares transaction six	7,965	3	7,962
Common stock issued for additional commitment shares transaction six, shares		3,017
Common stock issued for additional commitment shares transaction seven	6,728	3	6,725
Common stock issued for additional commitment shares transaction seven, shares		3,017
Common stock issued for additional commitment shares transaction eight	5,431	3	5,428
Common stock issued for additional commitment shares transaction eight, shares		3,017
Common stock issued for additional commitment shares transaction nine	5,672	3	5,669
Common stock issued for additional commitment shares transaction nine, shares		3,017
Common stock issued for additional commitment shares transaction ten	5,793	3	5,790
Common stock issued for additional commitment shares transaction ten, shares		3,017
Common stock issued for additional commitment shares transaction eleven	4,827	3	4,824
Common stock issued for additional commitment shares transaction eleven, shares		3,017
Common stock issued for additional commitment shares transaction twelve	5,823	3	5,820
Common stock issued for additional commitment shares transaction twelve, shares		3,017
Common stock issued for additional commitment shares transaction thirteen	10,258	6	10,252
Common stock issued for additional commitment shares transaction thirteen, shares		6,034
Common stock issued for additional commitment shares transaction fourteen	4,073	3	4,070
Common stock issued for additional commitment shares transaction fourteen, shares		3,017
Common stock issued for additional commitment shares transaction fifteen	3,862	3	3,859
Common stock issued for additional commitment shares transaction fifteen, shares		3,017
Common stock issued for additional commitment shares transaction sixteen	3,862	3	3,859
Common stock issued for additional commitment shares transaction sixteen, shares		3,017
Common stock issued for additional commitment shares transaction seventeen	3,560	3	3,557
Common stock issued for additional commitment shares transaction seventeen, shares		3,017
Common stock issued for additional commitment shares transaction eighteen	3,258	3	3,255
Common stock issued for additional commitment shares transaction eighteen, shares		3,017
Common stock issued for additional commitment shares transaction nineteen	3,289	3	3,286
Common stock issued for additional commitment shares transaction nineteen, shares		3,017
Common stock issued for additional commitment shares transaction twenty	1,568	2	1,566
Common stock issued for additional commitment shares transaction twenty, shares		1,508
Common stock issued for additional commitment shares transaction twenty-one	2,488	2	2,486
Common stock issued for additional commitment shares transaction twenty-one, shares		2,262
Common stock issued for additional commitment shares transaction twenty-two	3,017	3	3,014
Common stock issued for additional commitment shares transaction twenty-two, shares		3,017
Common stock issued to institutional investor transaction one	200,000	198	199,802
Common stock issued to institutional investor transaction one, shares		197,433
Common stock issued to institutional investor transaction two	199,999	167	199,832
Common stock issued to institutional investor transaction two, shares		167,084
Common stock issued to institutional investor transaction three	499,999	317	499,682
Common stock issued to institutional investor transaction three, shares		316,455
Common stock issued to institutional investor transaction four	200,000	120	199,880
Common stock issued to institutional investor transaction four, shares		120,482
Common stock issued to institutional investor transaction five	299,999	158	299,841
Common stock issued to institutional investor transaction five, shares		158,144
Common stock issued to institutional investor transaction six	200,001	97	199,904
Common stock issued to institutional investor transaction six, shares		96,479
Common stock issued to institutional investor transaction seven	200,000	92	199,908
Common stock issued to institutional investor transaction seven, shares		91,324
Common stock issued to institutional investor transaction eight	200,001	119	199,882
Common stock issued to institutional investor transaction eight, shares		119,048
Common stock issued to institutional investor transaction nine	399,999	221	399,778
Common stock issued to institutional investor transaction nine, shares		220,994
Common stock issued to institutional investor transaction ten	200,001	131	199,870
Common stock issued to institutional investor transaction ten, shares		130,719
Common stock issued to institutional investor transaction eleven	200,000	120	199,880
Common stock issued to institutional investor transaction eleven, shares		119,976
Common stock issued to institutional investor transaction twelve	199,999	132	199,867
Common stock issued to institutional investor transaction twelve, shares		132,450
Common stock issued to institutional investor transaction thirteen	200,001	119	199,882
Common stock issued to institutional investor transaction thirteen, shares		119,261
Common stock issued to institutional investor transaction fourteen	200,000	177	199,823
Common stock issued to institutional investor transaction fourteen, shares		176,991
Common stock issued to institutional investor transaction fifteen	200,001	178	199,823
Common stock issued to institutional investor transaction fifteen, shares		177,510
Common stock issued to institutional investor transaction sixteen	200,000	180	199,820
Common stock issued to institutional investor transaction sixteen, shares		180,668
Common stock issued to institutional investor transaction seventeen	200,000	182	199,818
Common stock issued to institutional investor transaction seventeen, shares		181,818
Common stock issued to institutional investor transaction eighteen	200,000	188	199,812
Common stock issued to institutional investor transaction eighteen, shares		188,147
Common stock issued to institutional investor transaction nineteen	199,999	196	199,803
Common stock issued to institutional investor transaction nineteen, shares		196,078
Common stock issued to institutional investor transaction twenty	100,000	98	99,902
Common stock issued to institutional investor transaction twenty, shares		98,039
Common stock issued to institutional investor transaction twenty-one	350,000	350	349,650
Common stock issued to institutional investor transaction twenty-one, shares		350,000
Warrants issued for services transaction one	36,605		36,605
Warrants issued for services transaction two	157,127		157,127
Warrants issued for services transaction three	13,709		13,709
Warrants issued for services transaction four	55,648		55,648
Warrants issued for services transaction five	28,237		28,237
Exercise of warrants transaction one	50,000	40	49,960
Exercise of warrants transaction one, shares		40,000
Exercise of warrants transaction two	6,900	20	6,880
Exercise of warrants transaction two, shares		20,000
Exercise of warrants transaction three	225,000	900	224,100
Exercise of warrants transaction three, shares		900,000
Exercise of options	162,500	250	162,250
Exercised		250,000
Options issued for services transaction one	38,194		38,194
Options issued for services transaction two	85,290		85,290
Options issued for services transaction three	48,510		48,510
Options issued for services transaction four	41,156		41,156
Options issued for services transaction five	26,304		26,304
Options issued for services transaction six	51,392		51,392
Options issued for services transaction seven	139,755		139,755
Options issued for services transaction eight	42,227		42,227
Options issued for services transaction nine	462,455		462,455
Options issued for services transaction ten	56,568		56,568
Options issued for services transaction eleven	15,611		15,611
Options issued for services transaction twelve	7,137		7,137
Options issued for services transaction thirteen	266,710		266,710
Options issued for services transaction fourteen	25,420		25,420
Options issued for services transaction fifteen	60,283		60,283
Options issued for services transaction sixteen	309,049		309,049
Options issued for services transaction seventeen	29,375		29,375
Options issued for services transaction eighteen	39,270		39,270
Options issued for services transaction nineteen	29,529		29,529
Options issued for services transaction twenty	42,195		42,195
Net loss	(4,556,538)							(4,556,538)
Balance at Dec. 31, 2012	3,661,046	50,161	32,042,751				(15,827)	(28,416,039)
Balance, shares at Dec. 31, 2012	50,160,758	50,160,758
Common stock issued for commitment shares	170,000	200	169,800
Common stock issued for commitment shares, shares		200,000
Common stock issued for additional commitment shares transaction one	3,349	3	3,346
Common stock issued for additional commitment shares transaction one, shares		3,017
Common stock issued for additional commitment shares transaction two	3,228	3	3,225
Common stock issued for additional commitment shares transaction two, shares		3,017
Common stock issued for additional commitment shares transaction three	4,103	3	4,100
Common stock issued for additional commitment shares transaction three, shares		3,017
Common stock issued for additional commitment shares transaction four	4,073	3	4,070
Common stock issued for additional commitment shares transaction four, shares		3,017
Common stock issued for additional commitment shares transaction five	4,797	3	4,794
Common stock issued for additional commitment shares transaction five, shares		3,017
Common stock issued for additional commitment shares transaction six	4,677	3	4,674
Common stock issued for additional commitment shares transaction six, shares		3,017
Common stock issued for additional commitment shares transaction seven	3,590	3	3,587
Common stock issued for additional commitment shares transaction seven, shares		3,017
Common stock issued for additional commitment shares transaction eight	3,259	3	3,256
Common stock issued for additional commitment shares transaction eight, shares		3,017
Common stock issued for additional commitment shares transaction nine	3,198	3	3,195
Common stock issued for additional commitment shares transaction nine, shares		3,017
Common stock issued to institutional investor transaction one	200,000	187	199,813
Common stock issued to institutional investor transaction one, shares		186,916
Common stock issued to institutional investor transaction two	199,999	196	199,803
Common stock issued to institutional investor transaction two, shares		196,078
Common stock issued to institutional investor transaction three	200,000	193	199,807
Common stock issued to institutional investor transaction three, shares		192,864
Common stock issued to institutional investor transaction four	200,000	176	199,824
Common stock issued to institutional investor transaction four, shares		175,948
Common stock issued to institutional investor transaction five	200,001	160	199,841
Common stock issued to institutional investor transaction five, shares		159,579
Common stock issued to institutional investor transaction six	200,000	149	199,851
Common stock issued to institutional investor transaction six, shares		149,254
Common stock issued to institutional investor transaction seven	200,000	175	199,825
Common stock issued to institutional investor transaction seven, shares		175,439
Common stock issued to institutional investor transaction eight	200,000	192	199,808
Common stock issued to institutional investor transaction eight, shares		192,308
Common stock issued to institutional investor transaction nine	200,000	200	199,800
Common stock issued to institutional investor transaction nine, shares		200,000
Warrants issued for services transaction one	41,738		41,738
Warrants issued for services transaction two	36,333		36,333
Exercise of warrants transaction one	15,625	13	15,612
Exercise of warrants transaction one, shares		12,500
Exercise of warrants transaction two	6,900	20	6,880
Exercise of warrants transaction two, shares		20,000
Reversal of common stock issuance		(2)	2
Reversal of common stock issuance, shares		(2,000)
Options issued for services transaction one	42,180		42,180
Options issued for services transaction two	23,990		23,990
Options issued for services transaction three	20,353		20,353
Options issued for services transaction four	13,008		13,008
Options issued for services transaction five	25,416		25,416
Options issued for services transaction six	29,154		29,154
Options issued for services transaction seven	151,350		151,350
Options issued for services transaction eight	17,995		17,995
Options issued for services transaction nine	18,468		18,468
Options issued for services transaction ten	9,295		9,295
Options issued for services transaction eleven	13,550		13,550
Options issued for services transaction twelve	800		800
Options issued for services transaction thirteen	11,809		11,809
Net loss	(2,071,634)							(2,071,634)
Balance at Jun. 30, 2013	$ 4,071,650	$ 52,047	$ 34,523,103				$ (15,827)	$ (30,487,673)
Balance, shares at Jun. 30, 2013	52,046,797	52,046,797

STATEMENT OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2010	May 31, 2005	Dec. 31, 2004	Mar. 31, 2007 Common Stock Issued For Future Services Transaction One [Member]	Feb. 28, 2007 Common Stock Issued For Future Services Transaction One [Member]	Nov. 30, 2006 Common Stock Issued For Future Services Transaction One [Member]	Jun. 30, 2006 Common Stock Issued For Future Services Transaction One [Member]	May 31, 2006 Common Stock Issued For Future Services Transaction One [Member]	Feb. 28, 2006 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2005 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2004 Common Stock Issued For Future Services Transaction One [Member]	Jul. 31, 2004 Common Stock Issued For Future Services Transaction One [Member]	Aug. 31, 2005 Common Stock Issued For Future Services Transaction Two [Member]	Jun. 30, 2009 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Jan. 31, 2009 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Apr. 30, 2007 Common Stock Issued For Services And Settlement For Accounts Payable [Member]	Sep. 30, 2011 Common Stock Issued For Services Transaction One [Member]	Jun. 30, 2011 Common Stock Issued For Services Transaction One [Member]	Mar. 31, 2011 Common Stock Issued For Services Transaction One [Member]	Dec. 31, 2010 Common Stock Issued For Services Transaction One [Member]	Nov. 30, 2010 Common Stock Issued For Services Transaction One [Member]	Aug. 31, 2010 Common Stock Issued For Services Transaction One [Member]	Jul. 31, 2009 Common Stock Issued For Services Transaction One [Member]	Jun. 30, 2009 Common Stock Issued For Services Transaction One [Member]	Jan. 31, 2009 Common Stock Issued For Services Transaction One [Member]	Aug. 31, 2008 Common Stock Issued For Services Transaction One [Member]	Mar. 31, 2008 Common Stock Issued For Services Transaction One [Member]	Nov. 30, 2007 Common Stock Issued For Services Transaction One [Member]	Oct. 31, 2007 Common Stock Issued For Services Transaction One [Member]	Jan. 31, 2012 Common Stock Issued For Services Transaction One [Member] Minimum [Member]	Aug. 31, 2011 Common Stock Issued For Services Transaction One [Member] Minimum [Member]	Jan. 31, 2012 Common Stock Issued For Services Transaction One [Member] Maximum [Member]	Aug. 31, 2011 Common Stock Issued For Services Transaction One [Member] Maximum [Member]	Oct. 31, 2007 Common Stock Issued For Services Transaction Two [Member]	Jun. 30, 2009 Common Stock Issued In Private Placement Transaction One [Member]	Apr. 30, 2005 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2011 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2010 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2008 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2007 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2006 Common Stock Issued In Private Placement Transaction One [Member]	Dec. 31, 2007 Common Stock Issued In Private Placement Transaction Two [Member]	Dec. 31, 2007 Common Stock Subscription Rescinded During Period [Member]	Jun. 30, 2013 Common Stock Issued For Commitment Shares [Member]	Dec. 31, 2011 Common Stock Issued For Commitment Shares [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Dec. 31, 2011 Common Stock Issued For Additional Commitment Shares Transaction One [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Two [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Two [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Three [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Three [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Four [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Four [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Five [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Five [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Six [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Six [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Seven [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Seven [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Eight [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eight [Member]	Jun. 30, 2013 Common Stock Issued For Additional Commitment Shares Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Ten [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eleven [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twelve [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Thirteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Fourteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Fifteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Sixteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Seventeen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Eighteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Nineteen [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty-One [Member]	Dec. 31, 2012 Common Stock Issued For Additional Commitment Shares Transaction Twenty-Two [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction One [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction One [Member]	Dec. 31, 2011 Common Stock Issued To Institutional Investor Transaction One [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Two [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Two [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Three [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Three [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Four [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Four [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Five [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Five [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Six [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Six [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Seven [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Seven [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Eight [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eight [Member]	Jun. 30, 2013 Common Stock Issued To Institutional Investor Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Nine [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Ten [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eleven [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twelve [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Thirteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Fourteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Fifteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Sixteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Seventeen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Eighteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Nineteen [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twenty [Member]	Dec. 31, 2012 Common Stock Issued To Institutional Investor Transaction Twenty-One [Member]	Jun. 30, 2013 Reversal Of Common Stock Issuance [Member]	Dec. 31, 2012 Warrants Issued For Services Transaction One [Member]	May 31, 2012 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2012 Warrants Issued For Services Transaction One [Member]	Dec. 31, 2011 Warrants Issued For Services Transaction One [Member]	Apr. 30, 2011 Warrants Issued For Services Transaction One [Member]	Jan. 31, 2011 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2010 Warrants Issued For Services Transaction One [Member]	Jan. 31, 2010 Warrants Issued For Services Transaction One [Member]	Jun. 30, 2009 Warrants Issued For Services Transaction One [Member]	May 31, 2008 Warrants Issued For Services Transaction One [Member]	Dec. 31, 2007 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2007 Warrants Issued For Services Transaction One [Member]	May 31, 2007 Warrants Issued For Services Transaction One [Member]	Apr. 30, 2007 Warrants Issued For Services Transaction One [Member]	Mar. 31, 2007 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2005 Warrants Issued For Services Transaction One [Member]	Sep. 30, 2005 Warrants Issued For Services Transaction One [Member]	May 31, 2005 Warrants Issued For Services Transaction One [Member]	Oct. 31, 2007 Warrants Issued For Services Transaction Two [Member]	Apr. 30, 2007 Warrants Issued For Services Transaction Two [Member]	Mar. 31, 2008 Warrants Issued For Future Services [Member]	Apr. 30, 2007 Warrants Issued For Future Services [Member]	Jun. 30, 2006 Warrants Issued For Future Services [Member]	Dec. 31, 2005 Warrants Issued For Future Services [Member]	Jun. 30, 2013 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2008 Exercise Of Warrants Transaction One [Member]	Dec. 31, 2005 Exercise Of Warrants Transaction One [Member]	Jun. 30, 2013 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2008 Exercise Of Warrants Transaction Two [Member]	Dec. 31, 2012 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2009 Exercise Of Warrants Transaction Three [Member]	Dec. 31, 2010 Exercise Of Warrants Transaction Four [Member]	Jan. 31, 2009 Rights To Purchase Shares Issued [Member]	Jan. 31, 2009 Exercise Of Purchase Right Agreement [Member]	May 31, 2013 Options Issued For Services Transaction One [Member]	Mar. 31, 2013 Options Issued For Services Transaction One [Member]	Nov. 30, 2012 Options Issued For Services Transaction One [Member]	Aug. 31, 2012 Options Issued For Services Transaction One [Member]	Jun. 30, 2012 Options Issued For Services Transaction One [Member]	May 31, 2012 Options Issued For Services Transaction One [Member]	Mar. 31, 2012 Options Issued For Services Transaction One [Member]	Dec. 31, 2011 Options Issued For Services Transaction One [Member]	Nov. 30, 2011 Options Issued For Services Transaction One [Member]	Aug. 31, 2011 Options Issued For Services Transaction One [Member]	May 31, 2011 Options Issued For Services Transaction One [Member]	Dec. 31, 2010 Options Issued For Services Transaction One [Member]	Aug. 31, 2010 Options Issued For Services Transaction One [Member]	Jun. 30, 2009 Options Issued For Services Transaction One [Member]	Feb. 28, 2009 Options Issued For Services Transaction One [Member]	Jan. 31, 2009 Options Issued For Services Transaction One [Member]	Nov. 30, 2008 Options Issued For Services Transaction One [Member]	Aug. 31, 2008 Options Issued For Services Transaction One [Member]	Jul. 31, 2008 Options Issued For Services Transaction One [Member]	Jan. 31, 2008 Options Issued For Services Transaction One [Member]	Nov. 30, 2007 Options Issued For Services Transaction One [Member]	Feb. 28, 2006 Options Issued For Services Transaction One [Member]	May 31, 2013 Options Issued For Services Transaction Two [Member]	Nov. 30, 2012 Options Issued For Services Transaction Two [Member]	Aug. 31, 2012 Options Issued For Services Transaction Two [Member]	Feb. 28, 2006 Options Issued For Services Transaction Two [Member]	Nov. 30, 2012 Options Issued For Services Transaction Three [Member]	Nov. 30, 2012 Options Issued For Services Transaction Four [Member]	Nov. 30, 2012 Options Issued For Services Transaction Five [Member]	Nov. 30, 2012 Options Issued For Services Transaction Six [Member]	Nov. 30, 2012 Options Issued For Services Transaction Seven [Member]
Equity Issuance [Line Items]
Equity issuance, amount per share					$ 0.58	$ 0.7	$ 0.49	$ 1.45	$ 1.55	$ 0.9	$ 2.79	$ 0.12	$ 0.16	$ 2.92	$ 0.34	$ 0.25	$ 0.35	$ 1.45	$ 1.04	$ 1.45	$ 1.2	$ 0.93	$ 1.25	$ 0.75	$ 0.34	$ 0.58	$ 1.8	$ 0.75	$ 0.72	$ 0.68	$ 0.65	$ 0.9	$ 2.7	$ 1.25	$ 0.9	$ 0.34	$ 0.25	$ 1	$ 1	$ 0.6	$ 0.5	$ 0.5	$ 0.6	$ 0.5	$ 0.85	$ 1.08	$ 1.11	$ 1.64	$ 1.15	$ 1.07	$ 1.67	$ 1.36	$ 2.87	$ 1.35	$ 1.97	$ 2.59	$ 2.6	$ 1.55	$ 2.64	$ 1.19	$ 2.23	$ 1.08	$ 1.8	$ 1.06	$ 1.88	$ 1.92	$ 1.6	$ 1.93	$ 1.7	$ 1.35	$ 1.28	$ 1.28	$ 1.18	$ 1.08	$ 1.09	$ 1.04	$ 1.1	$ 1	$ 1.07	$ 1.013	$ 1.08	$ 1.027	$ 1.197	$ 1.037	$ 1.58	$ 1.1367	$ 1.66	$ 1.2533	$ 1.897	$ 1.34	$ 2.073	$ 1.14	$ 2.19	$ 1.04	$ 1.68	$ 1	$ 1.81	$ 1.53	$ 1.667	$ 1.51	$ 1.677	$ 1.13	$ 1.1267	$ 1.107	$ 1.1	$ 1.063	$ 1.02	$ 1.02	$ 1	$ 0.5	$ 0.78	$ 0.97	$ 1.37	$ 1.05	$ 0.98	$ 1.05	$ 1.86	$ 1.83	$ 0.85	$ 1.63	$ 0.55	$ 0.61	$ 0.56	$ 0.69	$ 0.63	$ 0.53	$ 1.45	$ 1.13	$ 0.78	$ 0.63	$ 0.83	$ 0.7	$ 1.55	$ 1.45																$ 0.33	$ 0.25	$ 0.96	$ 1.08	$ 0.27	$ 0.74	$ 0.73	$ 1.23	$ 1.37	$ 0.82	$ 0.53	$ 0.82	$ 0.97	$ 1.14	$ 1.31	$ 0.85	$ 0.38	$ 0.53	$ 0.5	$ 1.36	$ 1.48	$ 0.6	$ 0.6	$ 1.01	$ 0.81	$ 0.25	$ 0.75	$ 1.09	$ 0.24	$ 0.29	$ 0.26	$ 0.3	$ 0.28
Conversion of notes payable, price per share			$ 0.16	$ 0.16
Exercise of warrants, price per share																																																																																																																																							1.25	1.25	0.25	0.25	0.25	0.25	0.345	0.34	0.345	0.001	0.5	0.25	0.5	1	1
Exercise of options, price per share	$ 0.65	$ 0.25

STATEMENTS OF CASH FLOW (USD $)	6 Months Ended		12 Months Ended			108 Months Ended	114 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,071,634)	$ (1,898,950)	$ (4,556,538)		$ (3,482,622)	$ (28,416,039)	$ (30,487,673)
Adjustment to reconcile net loss to net cash used in operating activities
Amortization of deferred charges						4,392,456	4,392,456
Amortization of prepaid expenses						75,000	75,000
Warrants issued for services	78,071	142,360	291,326		519,441	4,058,773	4,136,844
Stock options issued for services	377,368	535,012	1,816,430		882,640	6,789,808	7,167,176
Common stock issued for services and fees	204,274	122,058	132,420		207,929	1,456,291	1,660,565
Purchase right agreement amortization						132,058	132,058
Depreciation and amortization of patents	59,333	22,110	79,217		35,394	222,644	281,977
Realized gain on investments						(3,911)	(3,911)
Realized gain on disposal of assets						(637)	(637)
(Increase) decrease in assets
Receivables						(30,461)	(30,461)
Prepaid expenses and other current assets	(76,793)	(81,668)	(48,219)		32,433	(89,975)	(166,768)
Increase (decrease) in liabilities
Accounts payable	18,715	(47,715)	(43,449)		83,374	229,299	248,014
Accounts payable and accrued expenses- related parties	29,743	(38,538)	(14,610)		14,618	9,768	(5,577)
Accrued expenses	6,717	55,731	(25,039)		24,422	35,790	87,595
Net cash used in operating activities	(1,374,206)	(1,189,600)	(2,368,462)		(1,682,371)	(11,139,136)	(12,513,342)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(26,493)	(63,366)	(83,248)		(93,778)	(523,035)	(549,528)
Proceeds from sale of available for sale securities						203,911	203,911
Proceeds from receipt of note receivable						100,000	100,000
Purchase of available for sale securities						(200,000)	(200,000)
Purchase of equipment, furniture and leasehold improvements	(99,522)	(128,236)	(265,634)		(17,894)	(451,879)	(551,401)
Net cash used in investing activities	(126,015)	(191,602)	(348,882)		(111,672)	(871,003)	(997,018)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock, private placement					1,000,000	7,495,524	7,495,524
Common stock rescinded, private placement						(200,000)	(200,000)
Issuance of common stock, exercise of options and warrants	22,525	444,400	444,400			2,021,404	2,043,929
Issuance of common stock, exercise of purchase right agreement						45,138	45,138
Issuance of common stock, institutional investor	1,800,000	4,200,000	4,849,999	[1]	200,000	5,049,999	6,849,999
Repayment of notes payable						(14,970)	(14,970)
Proceeds from subscription receivable						19,000	19,000
Advances to stockholders						(4,933)	(4,933)
Proceeds from convertible notes						529,000	529,000
Advances from officers						1,498	1,498
Net cash provided by financing activities	1,822,525	4,644,400	5,294,399		1,200,000	14,941,660	16,764,185
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	322,304	3,263,198	2,577,055		(594,043)	2,931,521	3,253,825
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,936,879	359,824	359,824		953,867	5,358	5,358
CASH AND CASH EQUIVALENTS - END OF PERIOD	3,259,183	3,623,022	2,936,879		359,824	2,936,879	3,259,183
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
CASH PAID DURING THE PERIOD FOR: Interest		109	109		288	23,341	23,232
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in exchange for deferred charges						3,142,400	3,142,400
Warrants issued in exchange for deferred charges						1,581,056	1,581,056
Common stock issued as settlement for accounts payable						74,708	74,708
Accrued interest contributed as capital						35,624	35,624
Common stock issued in the conversion of notes payable						529,000	529,000
Acquisition of automobile through loan payable						24,643	24,643
Common stock issued upon exercise of a warrant in exchange for receivable						75,000	75,000
Insurance company pay off of note payable						9,673	9,673
Receivable for issuance of common stock		200,001				210,001	210,001
Contribution of officer accrued payroll						52,129	52,129
Common stock issued for prepaid expense						$ 75,000	$ 75,000

[1]	Investment to occur over a period of 30-months.

FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
FINANCIAL STATEMENTS [Abstract]
FINANCIAL STATEMENTS
NOTE 1- FINANCIAL STATEMENTS

The accompanying unaudited financial statements have been prepared by Lightwave Logic, Inc. (the Company).  These statements include all adjustments (consisting only of its normal recurring adjustments) which management believes necessary for a fair presentation of the statements and have been prepared on a consistent basis using the accounting polices described in the Summary of Accounting Policies included in the 2012 Annual Report.  Certain financial information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission, although the Company firmly believes that the accompanying disclosures are adequate to make the information presented not misleading.  The financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2012, as filed with the Securities and Exchange Commission.   The interim operating results for the three and six months ending June 30, 2013 may not be indicative of operating results expected for the full year.

Loss per Share

The Company follows Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2013 and 2012, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net income (loss).

Recently Issued Accounting Pronouncements Not Yet Adopted

As of June 30, 2013, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.

Recently Adopted Accounting Pronouncements

As of June 30, 2013 and for the period then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
FINANCIAL STATEMENTS [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

History and Nature of Business

Lightwave Logic, Inc., formerly Third-Order Nanotechnologies, Inc., formerly PSI-Tec Holdings, Inc., formerly Eastern Idaho Internet Service, Inc. (the "Company") was organized under the laws of the State of Nevada in 1997.  The Company was engaged in the business of marketing internet services until June 30, 1998, at which time the principal assets of the business were sold and operations were discontinued.  The Company was inactive until the acquisition of PSI-TEC Corporation ("PSI-TEC") on July 14, 2004, at which time the name was changed to PSI-TEC Holdings, Inc.

Development Stage

PSI-TEC was incorporated in 1995 under the laws of the State of Delaware.  PSI-TEC primarily conducted research for the United States Government under a contract, which expired in 2003.  Beginning January 1, 2004, PSI-TEC was engaged in the development of electro-optic polymers for application in the electro-optic device markets.  PSI-TEC is considered a development stage company as defined in Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 915 "Development Stage Entities" from the inception of the development stage on January 1, 2004.

Merger

On July 14, 2004, the Company acquired PSI-TEC.  Under the terms of the merger agreement, the stockholders of PSI-TEC received 15,600,000 shares of common stock in exchange for its 2,206,280 shares.  Following the merger, the Company changed its name to PSI-TEC Holdings, Inc.  Under accounting principles generally accepted in the United States, the share exchange is considered to be a capital transaction in substance rather than a business combination.  That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure.  Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded.  Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc., are those of the legal acquiree, PSI-TEC, which is considered to be the accounting acquirer.  On October 20, 2006, PSI-TEC Holdings, Inc. and PSI-TEC merged and changed its name to Third-Order Nanotechnologies, Inc.  On March 10, 2008, Third-Order Nanotechnologies, Inc. changed its name to Lightwave Logic, Inc.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures.  Although these estimates are based on management's best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk.  These financial instruments consist primarily of cash.  At December 31, 2012, the Company did not have deposits with a financial institution that exceed the FDIC deposit insurance coverage.

Property and Equipment

Equipment is stated at cost.  Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years.   When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Income Statement.

Intangible Assets

Definite-lived intangible assets are stated at cost.  Patents are amortized over their estimated useful lives, generally 20 years.  When certain patent applications are abandoned by the Company for claims that are covered by patents already granted to the Company, the cost of patent applications and accumulated amortization are removed from the accounts and the resulting expense is reflected in the Income Statement.

Fair Value of Financial Instruments

The Company's financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes

The Company follows FASB ASC 740, "Income Taxes," which requires an asset and liability approach to financial accounting and reporting for income taxes.  Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Loss Per Share

The Company follows FASB ASC 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2012 and 2011, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Recoverability of Long Lived Assets

The Company follows FASB ASC 360 "Property, Plant, and Equipment".  Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.  When required, impairment losses on assets to be held and used are recognized based on the excess of the asset's carrying amount.

Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Adopted Accounting Pronouncements

As of December 31, 2012 and for the year then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of December 31, 2012, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.

MANAGEMENT'S PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
MANAGEMENT'S PLANS [Abstract]
MANAGEMENT'S PLANS
NOTE 2 - MANAGEMENT'S PLANS

The Company currently has a cash position of approximately $3,020,000.  Based upon the current cash position and expenditures of approximately $250,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through July 2014.  In May 2011, the Company signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $13,150,001.  The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement that may be terminated by the Company at any time, without cost or penalty. The agreement expires in December 2013.  Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock.  In June 2013 the Company signed a new agreement with an institutional investor to resale up to $20 million of common stock.  Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period.  The Company will file a registration statement with the U.S. Securities and Exchange Commission, within 10 business days after filing its June 30, 2013 Form 10-Q, covering the resale of the shares that may be issued to the institutional investor.  Additional funding may also be provided by the exercise of 1,178,750 outstanding warrants at an exercise price of $1.00 and $1.25, which may raise additional capital up to approximately $2,285,000. The 1,178,750 warrants expire on September 15, 2013.   With additional capital raised, the Company expects to achieve a level of revenues attractive enough to fulfill its development activities and achieve a level of revenue adequate to support the Company's business model.  The Company continues to develop and test its next generation Electro-Optic and third-order material platform to support and cultivate potential customers, strategic partners and develop photonic devices.  Management believes the Company's initial revenue stream will be in prototype devices, application and non-recurring engineering charges, and material charges for specialty non-linear application prior to moving into full commercialization and production.

NOTE 2 - MANAGEMENT'S PLANS

The Company currently has a cash position of approximately $3,300,000.  Based upon the current cash position and expenditures of approximately $250,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through April 2014.  In May 2011, the Company signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $13,950,003.  The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement that may be terminated by the Company at any time, without cost or penalty.  Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock.  Additional funding may also be provided by the exercise of outstanding warrants of up to approximately $1,500,000 through September 2013.  With additional capital raised, the Company expects to achieve a level of revenues attractive enough to fulfill its development activities and achieve a level of revenue adequate to support the Company's business model.  The Company continues to develop and test its next generation Electro-Optic and third-order material platform to support and cultivate potential customers, strategic partners and develop photonic devices.  Management believes the Company's initial revenue stream will be in prototype devices, application and non-recurring engineering charges, and material charges for specialty non-linear application prior to moving into full commercialization and production.

EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
EQUIPMENT [Abstract]
EQUIPMENT
NOTE 3 - EQUIPMENT

Equipment consists of the following:

	June 30, 2013	December 31, 2012

Office equipment	$22,145	$12,741
Lab equipment	467,582	388,521
Furniture	4,061	4,061
Leasehold Improvements	37,519	28,134
	531,307	433,457
Less: Accumulated depreciation	182,693	132,463

	$348,614	$300,994

Depreciation expense for the six months ending June 30, 2013 and 2012 was $51,902 and $16,486.  Depreciation expense for the three months ending June 30, 2013 and 2012 was $29,289 and $9,750.

NOTE 3 - PROPERTY AND EQUIPMENT

Equipment consists of the following:

	December 31, 2012	December 31, 2011

Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold improvements	28,134	5,368
	433,457	190,706
Less: Accumulated depreciation	132,463	101,955

	$ 300,994	$ 88,751

Depreciation expense for the years ending December 31, 2012 and 2011 was $53,391 and $26,711.

INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 4 - INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications.  The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over its legal life of 20 years and Chromophore patent granted by the Australian Patent Office in November 2012 which is amortized over its legal life of 20 years.  Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company.  Patent applications abandoned have been written off at full capitalized cost.  No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted.  Once the patents are granted, the cost of the patents will be amortized over their legal lives, which is generally 20 years.

Patents consists of the following:

	June 30, 2013	December 31, 2012

Patents	$535,853	$509,360
Less: Accumulated amortization	28,265	20,834

	$507,588	$488,526

Amortization expense for the six months ending June 30, 2013 and 2012 was $7,431 and $5,624.  Amortization expense for the three months ending June 30, 2013 and 2012 was $3,715 and $2,812.  Expense for abandoned patents for claims covered by patents already granted to the Company are recorded in research and development expenses and for the three months and six months ending June 30, 2013 and 2012 were $0 and $0.

NOTE 4 - INTANGIBLE ASSETS

This represents legal fees and patent fees associated with the prosecution of patent applications.  The Company has recorded amortization expenses on the Spacer and Chromophore patents granted by the United States Patent and Trademark Office in February 2011, April 2011 and September 2012, which are amortized over its legal life of 20 years and Chromophore patent granted by the Australian Patent Office in November 2012 which is amortized over its legal life of 20 years.  Certain patent applications are abandoned by the Company when the claims are covered by patents already granted to the Company.  Patent applications abandoned have been written off at full capitalized cost.  No amortization expense has been recorded on the remaining patent applications since patents have yet to be granted.  Once the patents are granted, the cost of the patents will be amortized over their legal lives, which is generally 20 years.

Patents consists of the following:

	December 31, 2012	December 31, 2011

Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683

	$ 488,526	$ 431,104

Amortization expense for the years ending December 31, 2012 and 2011 was $12,151 and $8,683.  Expense for abandoned patents for claims covered by patents already granted to the Company are recorded in research and development expenses and for the years ending December 31, 2012 and 2011 were $13,675 and $0.

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 5 - INCOME TAXES

There is no income tax benefit for the losses for the three and six months ended June 30, 2013 and 2012 since management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company's policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations.  As of January 1, 2013, the Company had no unrecognized tax benefits, or any tax related interest of penalties.  There were no changes in the Company's unrecognized tax benefits during the period ended June 30, 2013.  The Company did not recognize any interest or penalties during 2013 related to unrecognized tax benefits.  With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2009 and thereafter are subject to examination by the relevant taxing authorities.

NOTE 6 - INCOME TAXES

As discussed in Note 1, the Company utilizes the asset and liability method of accounting for income taxes in accordance with FASB ASC 740.

The income tax benefit (provision) consists of the following:

	2012	2011

Current	$ (1,563,000)	$ (895,000)
Deferred	(576,000)	(602,000)
Change in valuation allowance	2,139,000	1,497,000

	$ -	$ -

The reconciliation of the statutory federal rate to the Company's effective Income tax rate is as follows:

	2012		2011

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$ (1,549,000)	(34)	$ (1,184,000)	(34)
State tax, net of federal tax effect	(410,000)	(9)	(313,000)	(9)
Non-deductible share-based compensation	(180,000)	(4)	-	-
Change in valuation allowance	2,139,000	47	1,497,000	43

	$ -	-	$ -	-

The components of deferred tax assets as of December 31, 2012, and December 31, 2011 are as follows:

	2012	2011

Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)

	$ -	$ -

The valuation allowance for deferred tax assets as of December 31, 2012 and 2011 was $11,630,000 and $9,491,000, respectively. The change in the total valuation for the years ended December 31, 2012 and 2011 was an increase of $2,139,000 and $1,497,000, respectively.  In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible.  Management considered projected future taxable income and tax planning strategies in making this assessment.  The value of the deferred tax assets was offset by a valuation allowance, due to the current uncertainty of the future realization of the deferred tax assets.

As of December 31, 2012, the Company had net operating loss carry forwards of approximately $20,100,000, expiring through the year ending December 31, 2032.  This amount can be used to offset future taxable income of the Company.

The timing and manner in which the Company can utilize operating loss carryforwards in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations.  Such limitation may have an impact on the ultimate realization of its carryforwards and future tax deductions.

On January 1, 2007, the Company adopted FASB ASC 740.10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise's financial statements.  Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information.  The adoption of FASB ASC 740.10 did not require an adjustment to the Company's financial statements.

The Company's policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations.  As of January 1, 2012, the Company had no unrecognized tax benefits and no charge during 2012, and accordingly, the Company did not recognize any interest or penalties during 2012 related to unrecognized tax benefits.  There is no accrual for uncertain tax positions as of December 31, 2012.

The Company files U.S. income tax returns and a state income tax return.  With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2009 and thereafter are subject to examination by the relevant taxing authorities.

COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
COMMITMENTS

NOTE 5 - COMMITMENTS

The Company is obligated under operating leases for laboratory space expiring June 2013 and April 2014.

Aggregate minimum future lease payments under the operating leases are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2013	$ 74,194
2014	23,276

Rent expense approximating $53,563 and $9,910 is included in research and development expenses for the years ended December 31, 2012 and 2011.

STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 6 - STOCKHOLDERS' EQUITY

Preferred Stock

Pursuant to our Company's Articles of Incorporation, our board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine.  The rights and preferences of this preferred stock may be superior to the rights and preferences of our common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock.  Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of our business or a takeover from a third party.

Common Stock and Warrants

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered.  The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately.  For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense.  During January 2013, the warrant agreement was amended from 600,000 warrants to 400,000 shares at an exercise price of $0.73 expiring October 2013 and 200,000 shares were rescinded.  The modification did not result in the recognition of any additional expense.  The warrant to purchase 400,000 shares of common stock is still outstanding as of June 30, 2013.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010.  Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share.  During September 2011, all warrants were extended one year expiring September 2012 and December 2012.   In January 2012, some warrants were exercised to purchase 40,000 shares of common stock for proceeds of $50,000.  During August 2012, all remaining warrants were extended six months expiring March 2013 and June 2013.  During March 2013, 335,000 warrants were extended three months expiring June 2013 and September 2013.  The extension did not result in the recognition of any additional expense.  In March 2013, a warrant was exercised to purchase 12,500 shares of common stock for proceeds of $15,625.  In June 2013, warrants to purchase 143,750 shares of common stock expired.  The remaining warrants to purchase 178,750 shares of common stock at $1.25 per share are still outstanding as of June 30, 2013.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor.  The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement.  During June, 2011 through June, 2013, the institutional investor purchased 5,352,671 shares of common stock for proceeds of $6,849,998.  The Company issued 103,330 shares of common stock as additional commitment fee, valued at $168,556, fair value, leaving 198,329 in reserve for additional commitment fees.  For the six month ending June 30, 2013, the institutional investor purchased 1,628,386 shares of common stock for proceeds of $1,800,000 and the Company issued shares 27,153 of common stock as additional commitment fee, valued at $34,274, fair value.

In June 2013, the Company has signed a Purchase Agreement and Registration Rights Agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. In accordance with the Registration Rights Agreement the Company is to file a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. The Company will file the registration statement with the U.S. Securities and Exchange Commission, within 10 business days after filing its June 30, 2013 Form 10-Q.  After the effective date of the Registration Statement the institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor.  The Company issued 200,000 shares of restricted common stock to the institutional investor as an initial commitment fee valued at $170,000, fair value and 400,000 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement.

In March 2013, the board of directors approved a grant to a new employee of an option to purchase up to 75,000 shares of common stock at a purchase price of $1.16 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $81,076, fair value. The option expires in 10 years with 9,375 vesting quarterly from date of grant.  The option is expensed over the vesting terms.  For the three and six month ending June 30, 2013, the Company recognized $10,107 and $13,550 of expense.  As of June 30, 2013, options to purchase 75,000 shares of common stock are still outstanding.

In May 2013, the board of directors approved a grant to a new employee of an option to purchase up to 10,000 shares of common stock at a purchase price of $1.03 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $9,574, fair value. The option expires in 10 years with 1,250 vesting quarterly from date of grant.  The option is expensed over the vesting terms.  For the six month ending June 30, 2013, the Company recognized $800 of expense.  As of June 30, 2013, options to purchase 10,000 shares of common stock are still outstanding.

In May 2013, the board of directors approved a grant to an employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $1.00 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $80,824, fair value. The option expires in 10 years with 25,000 vesting August 1, 2013, October 1, 2013 and quarterly thereafter.  The option is expensed over the vesting terms.  For the six month ending June 30, 2013, the Company recognized $11,809 of expense.  As of June 30, 2013, options to purchase 100,000 shares of common stock are still outstanding.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered.  The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months.  The warrant expires in 5 years.  The expense is being recognized based on service terms of the agreement over a twenty two month period.  The expense recognized during 2010 and 2009 is $213,459 and $177,883.  In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. In February 2012, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900.  In June 2013, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900.  As of June 30, 2013, warrants to purchase 414,000 shares of common stock are still outstanding.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning November 1, 2011.  The expense recognized during 2012 and 2011 is $41,156 and $17,204.  For the six month ending June 30, 2013, the Company recognized $20,353 of expense.  As of June 30, 2013, options to purchase 150,000 shares of common stock are still outstanding.  In August 2013, options to purchase 62,500 shares of common stock forfeited.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 50,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $37,486, fair value. The option expires in 5 years with 6,250 vesting every three months from date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $7,137 of expense.  For the six month ending June 30, 2013, the Company recognized $9,295 of expense.  As of June 30, 2013, options to purchase 50,000 shares of common stock are still outstanding.  In July 2013, the option to purchase 31,250 shares of common stock forfeited.

NOTE 7 - STOCKHOLDERS' EQUITY

Preferred Stock

Pursuant to our Company's Articles of Incorporation, our board of directors is empowered, without stockholder approval, to issue series of preferred stock with any designations, rights and preferences as they may from time to time determine.  The rights and preferences of this preferred stock may be superior to the rights and preferences of our common stock; consequently, preferred stock, if issued could have dividend, liquidation, conversion, voting or other rights that could adversely affect the voting power or other rights of the common stock.  Additionally, preferred stock, if issued, could be utilized, under special circumstances, as a method of discouraging, delaying or preventing a change in control of our business or a takeover from a third party.

Common Stock and Warrants

The stockholders' deficit at January 1, 2004 has been retroactively restated for the equivalent number of shares received in the reverse acquisition at July 14, 2004 (Note 1) after giving effect to the difference in par value with the offset to additional paid-in-capital.

In July 2004, the Company issued 1,600,000 shares of its common stock for professional services valued at $256,000, fair value.

In August 2004, the Company issued 637,500 shares of its common stock for professional services valued at $75,000, fair value.

In December 2004, the Company converted a note payable of $30,000 into 187,500 shares of common stock at a conversion price of $0.16 per share.

In April 2005, the Company issued 4,000,000 shares of its common stock in a private placement for proceeds of $1,000,000.

On May 4, 2005, the Company converted the notes payable of $499,000 into 3,118,750 shares of common stock at a conversion price of $0.16 per share.  An unpaid note payable in the amount of $6,500 has been reflected as a subscription receivable.  During 2006, the Company deemed this $6,500 outstanding subscription receivable to be uncollectible.

During August 2005, the Company issued 210,000 shares of common stock for professional services rendered valued at $585,500, fair value.  Consulting expense of $375,500 was recognized during 2005, and at December 31, 2005, the remaining balance of $210,000 is reflected as a deferred charge on the balance sheet.  During 2006, consulting expense of $210,000 was recognized.  This agreement ended in May 2006.

In August 2005, in conjunction with a management services contract with a related party, the Company issued 200,000 shares of common stock valued at $584,000.  Management expense of $265,455 was recognized during 2005, and at December 31, 2005, the remaining balance of $318,545 is reflected as a deferred charge in a contra-equity account.  During 2006, management expense of $318,545 was recognized.  This agreement ended in June 2006.

During May 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.10 in exchange for consulting services. The warrants are exercisable until May 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years.  The fair market value of the warrants was $113,250.  In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $37,000 in 2005.  This warrant was cancelled during 2006.

During September 2005, the Company issued Stock Purchase Warrants to purchase 100,000 shares of common stock at an exercise price of $2.00 in exchange for consulting services. The warrants expire in September 2008 and vest as follows: 50,000 shares during the first year of the agreement, 25,000 shares during the second year of the agreement, and 25,000 shares during the third year of the agreement. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 3.8% and expected life of option of three years.  The fair market value of the warrants was $145,100.  The Company recognized consulting expense of $27,014, $36,370, $66,500 and $24,200 for the years ended December 31, 2008, 2007, 2006 and 2005 in conjunction with this agreement.  These warrants expired in September 2008.

On October 15, 2005, the Company issued Stock Purchase Warrants to purchase 30,000 shares of common stock at an exercise price of $1.40 in exchange for consulting services. The warrants expire in October 2006 and are exercisable immediately.  In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.15% and expected life of option of one year.  The fair market value of the warrants was $15,900.   In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $15,900 during 2005.  These warrants expired in October 2006.

In December 2005, in conjunction with a consulting contract, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share valued at $435,060, fair value.  The warrants expire in December 2007 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 60%, risk-free interest rate of 4.41% and expected life of option of two years.  In accordance with the fair value method as described in accounting requirements of FASB ASC 718 Stock Compensation, the Company recognized consulting expense of $199,435, and at December 31, 2005, the remaining balance in deferred charges amounted to $235,625.  The 300,000 warrants were fully exercised on December 31, 2005 for $75,000.  The Company recognized $18,128 and $217,497 in consulting expense in conjunction with this agreement for the years ended December 31, 2007 and 2006, which was cancelled during 2007.

During 2006, the Company issued 850,000 shares of common stock and warrants to purchase 425,000 shares of common stock for proceeds of $425,000 in accordance to a private placement memorandum amended December 18, 2006.  Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprise of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share. In November 2007, 400,000 shares of common stock and warrants to purchase 200,000 shares of common stock were rescinded.  As of December 31, 2008, warrants to purchase 210,000 shares of common stock were fully exercised for proceeds of $105,000, and warrants to purchase 15,000 shares expired.

During February 2006, the Company issued 300,000 shares of common stock for professional services rendered valued at $270,000, fair value.  The Company recognized consulting expense of $16,875 and $118,125 and legal expense of $16,875 and $118,125 during 2007 and 2006.  The contracts expired during 2007. The legal services were provided by a related party.

During May 2006, the Company issued 400,000 shares of common stock for professional services rendered valued at $620,000, fair value.  The Company recognized consulting expense of $258,333 and $361,667 during 2007 and 2006, and at December 31, 2006.  The contracts expired during 2007.

During June 2006, the Company issued 25,000 shares of common stock to a related party for professional services rendered valued at $36,250, fair value. The Company recognized legal expense of $16,615 and $19,635 during 2007 and 2006, and at December 31, 2006.  The contracts expired during 2007.

During November 2006, the Company issued 60,000 shares of common stock for professional services valued at $29,400, fair value. The Company recognized investor relations expense of $25,480 and $3,920 during 2007 and 2006.  The contract expired during 2007.

In June 2006, in conjunction with an addendum to an existing consulting contract effective December 2005, the Company issued Stock Purchase Warrants to purchase 300,000 shares of common stock at an exercise price of $0.25 per share.  The warrants expire in June 2008 and were exercisable immediately. In accordance with the fair value method, the Company used the Black-Scholes model to calculate the grant-date fair value, with the following assumptions: no dividend yield, expected volatility of 186%, risk-free interest rate of 4.41% and expected life of option of two years.  The fair market value of the warrants was $465,996.  During 2007 and 2006, the Company recognized consulting expense of $330,948 and $135,048 in conjunction with this agreement.  The contract was cancelled during 2007.  The 300,000 warrants were fully exercised on March 12, 2008 for proceeds of $75,000.

During 2006, the Company cancelled a warrant issued during May 2005 to purchase 100,000 shares of the Company's common stock at an exercise price of $2.10, and issued an option to purchase 500,000 shares of the Company's common stock at an exercise price of $1 per share and the same option's expiration and vesting terms were modified during November 2006.  This option expired in June 2007.  The incremental cost of the modified option was $394,030 and will be expensed over the vesting terms.  The Company recognized $17,589 and $406,215 as a consulting expense in 2007 and 2006, which includes $337,290 of the incremental cost of the modified option.

During February 2006, the Company awarded an employee with an option to purchase 200,000 shares of common stock at an exercise price of $1.00 per share under the 2005 Employee Stock Option Plan.  These options were valued at $217,628 using the Black-Scholes Option Pricing Formula.  The employee compensation expense recognized during 2007 and 2006 is $43,757 and $22,673.  In June 2007, the employee was terminated and the vesting ceased.  After September 2007, the vested options expired.

During 2006, the Company recognized contributed capital of $35,624 related to the conversion of accrued interest payable.

During 2006, the Company deemed a May 2005 outstanding subscription receivable of $6,500 to be uncollectible.

During 2007, the Company issued 2,482,000 shares of common stock and warrants to purchase 1,241,000 shares of common stock for proceeds of $1,241,000 in accordance to a private placement memorandum amended December 18, 2006.  Pursuant to the terms of the amended offering, up to 20 units were offered at the offering price of $50,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $0.50 per share.  For the six month ending June 30, 2009, the remaining 600,000 outstanding warrants expired.

During 2007, the Company issued 1,767,540 shares of common stock and warrants to purchase 883,770 shares of common stock for proceeds of $1,060,524 in accordance to a private placement memorandum issued on October 3, 2007.  Pursuant to the terms of the offering, up to 20 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share.  During 2009 and 2008, 416,000 and 82,770 warrants were exercised, respectively.  For the year ending December 31, 2009, the remaining 385,000 outstanding warrants expired.

During 2007, as previously described, a shareholder that was issued 400,000 shares of the Company's common stock and a warrant to purchase 200,000 shares of common stock at $0.50 per share rescinded his shares and warrant.

During February 2007, the Company issued 151,785 shares of common stock for investor relations services valued at $106,250, fair value, which was recorded as a deferred charge and amortized over one year, the term of the services contract.  During 2007, the Company recognized $97,396 in investor relations expense.  During 2008, the Company recognized $8,854 in investor relations expense.  This contract expired in February 2008.

During February 2007, the Company terminated its then CEO.  The option to purchase 56,000 shares of common stock that was recorded as deferred charges of $42,730 were not vested and were forfeited.  The option to purchase 444,000 shares of common stock that were vested expired during 2007.

During March 2007, the Company issued 1,000,000 shares of common stock to a related party for management consulting services valued at $580,000, fair value.  During April 2007, the Company issued 500,000 warrants as an addendum to the original contract for management consulting services valued at $348,000, fair value.  This contract was recorded as a contra-equity deferred charges account and is amortized over one year, the term of the contract.  Management consulting expense recognized during 2008 and 2007 is $154,667 and $773,333.  This contract was renewed in March, 2008. In December 2010, the warrant was partially exercised to purchase 100,000 shares of common stock for proceeds of $25,000. In April 2012, the warrant was exercised to purchase the remaining 400,000 shares of common stock for proceeds of $100,000.

During April 2007, the Company issued 100,000 shares of common stock for legal services to a related party valued at $35,000, fair value, to settle $29,708 of accounts payable and as payment for $5,292 of legal services incurred in April 2007.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $102,000, fair value to a related party.  During 2007 the Company recognized $102,000 in investor relation expense.

During October 2007, the Company issued 150,000 shares of common stock for investor relations services valued at $135,000, fair value.  During 2007, the Company recognized $135,000 in investor relations expense.

During November 2007, the Company issued 400,000 shares of common stock under the 2007 Stock Option Plan to the acting Chief Executive Officer for services rendered valued at $288,000, fair value.  The Company recognized $288,000 in consulting expense during 2007.

During March 2007, the Company issued a warrant to purchase 100,000 shares of common stock for consulting services at an exercise price of $0.25 per share.  The warrant was valued at $63,065 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year.  The consulting expense recognized during 2008 and 2007 is $10,885 and $52,180.  In April 2010, the warrant was exercised to purchase 100,000 shares of common stock for proceeds of $25,000.

During April 2007, the Company issued warrants to purchase 900,000 shares of common stock for consulting services at an exercise price of $0.25 per share. The warrants were valued at $604,416 using the Black-Scholes Option Pricing Formula and expensed over the life of the contracts associated with the consulting services, which is one year.  The consulting expense recognized during 2008 and 2007 is $170,451 and $433,966. In July 2008, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $5,000. In April 2010, the warrant was partially exercised to purchase 380,000 shares of common stock for proceeds of $95,000.   In April 2012, the warrant was exercised to purchase the remaining 500,000 shares of common stock for proceeds of $125,000.

During May 2007, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share.  The warrant was valued at $84,390 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract associated with the consulting services, which is one year. The consulting expense recognized during 2008 and 2007 is $31,444 and $52,946. In April 2010, the warrant was exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

During October 2007, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.25 per share for accounting services rendered.  The warrant was valued at $61,449 using the Black-Scholes Option Pricing Formula expiring in two years. The Company recognized $61,449 in accounting expense during 2007. For the year ending December 31, 2009, the warrant expired.

During October 2007, the Company issued a warrant to purchase 67,200 shares of common stock at a purchase price of $0.25 per share for consulting services rendered. The warrant was valued at $52,292 using the Black-Scholes Option Pricing Formula. During 2007, the Company recognized $52,292 in consulting expense. In October 2010, the warrant was exercised to purchase 67,200 shares of common stock for proceeds of $16,800.

During December 2007, the Company issued a warrant to purchase 25,000 shares of common stock at a purchase price of $0.50 per share for accounting services rendered.  The warrant was valued at $13,646 using the Black-Scholes Option Pricing Formula and expensed over the life of the contract, which is one year. The Company recognized $12,487 and $1,159 in consulting expense during 2008 and 2007. In June 2010, the warrant was exercised to purchase 25,000 shares of common stock for proceeds of $12,500.

During November 2007, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 1,752,000 shares of common stock at a purchase price of $0.72 per share.  The options were valued at $1,045,077 using the Black-Scholes Option Pricing Formula.  The options expire in 5 years with 146,000 shares vesting each quarter from date of grant.  During 2008, an option to purchase 750,000 shares of common stock, of which 125,000 shares were vested, forfeited. In November 2012, the remaining options were extended to November 2014.  The option extensions were valued at $266,710 using the Black-Scholes Option Pricing Formula and vest immediately.  The options are expensed over the vesting terms.  The consulting expense recognized during 2011, 2010, 2009, 2008 and 2007 is $0, $174,866, $199,233, $286,803 and $41,653.  For the year ending December 31, 2012 and 2011, the Company  recognized $266,710 and $0 of expense.  The options are still outstanding as of December 31, 2012.

In January 2008, under the 2007 Employee Stock Option Plan, the Company issued an option to purchase 100,000 shares of common stock at a purchase price of $0.72 per share.  The option was valued at $59,490, fair value, using the Black-Scholes Option Pricing Formula vesting 25,000 immediately and the remaining in annual equal installments of 25,000.  In November 2012, the option was extended to January 2015.  The option extension was valued at $25,420 using the Black-Scholes Option Pricing Formula and vest immediately.  The option is expensed over the vesting terms.  The expense recognized during 2011, 2010, 2009 and 2008 is $285, $14,873, $13,582 and $30,750.  For the year ending December 31, 2012 and 2011, the Company recognized $25,420 and $285 of expense.  The option is still outstanding as of December 31, 2012.

During 2008, the Company issued 690,001 shares of common stock and warrants to purchase 345,001 shares of common stock for proceeds of $414,000 in accordance to a private placement memorandum issued on October 3, 2007.  Pursuant to the terms of the offerings, up to 25 units were offered at the purchase price of $60,000 per unit, with each unit comprised of 100,000 shares and a warrant to purchase 50,000 shares of common stock at $1.00 per share. During 2009 and 2008, the warrant was partially exercised to purchase 25,834 and 20,000 shares of common stock for proceeds of $25,834 and $20,000.  In April 2010, the warrant was partially exercised to purchase 282,500 shares of common stock for proceeds of $282,500. During the six month ending June 30, 2010, the remaining warrants to purchase 16,667 shares of common stock expired.

During March 2008, the Company issued a warrant to purchase 400,000 shares of common stock as an addendum to the original contract for management consulting services provided by a related party, valued at $332,000, fair value using Black-Scholes Option Pricing Formula, vesting immediately.  This contract was recorded as a contra-equity deferred charges account and is amortized over one year beginning February 28, 2008, the term of the contract. For the year ending December 31, 2009 and 2008, the Company recognized $55,330 and $276,670 of management consulting expense. In January 2009, the warrant was fully exercised to purchase 400,000 shares of common stock for proceeds of $400.

During March 2008, the Company issued 100,000 shares of common stock for legal services to a related party valued at $75,000, fair value.  The Company recognized $75,000 of legal expense for the year ending December 31, 2008.

During April 2008, the Company issued a warrant to purchase 600,000 shares of common stock at a purchase price of $0.73 per share for consulting services rendered.  The warrant was valued at $976,193, fair value, using the Black-Scholes Option Pricing Formula, vesting immediately.  For the year ended December 31, 2008, the Company recognized $976,193 in consulting expense. The warrant is still outstanding as of December 31, 2012.

In July 2008, the Company issued options to purchase 200,000 shares of common stock at a purchase price of $1.75 per share to members of the board of directors, under the 2007 Employee Stock Option Plan. Using the Black-Scholes Option Pricing Formula, the options were valued at $296,247, fair value, vesting 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years.  In November 2012, the option was extended to July 2015.  The option extension was valued at $58,904 using the Black-Scholes Option Pricing Formula and vest immediately.  The expense is being recognized based on vesting terms over a three year period.  The expense recognized during 2011, 2010, 2009 and 2008 is $39,829, $74,061, $67,840 and $114,519.  For the year ending December 31, 2012 and 2011, the Company recognized $58,904 and $39,829 of expense.  The options are still outstanding as of December 31, 2012.

In August 2008, under the 2007 Employee Stock Option Plan, the Company issued options to purchase 550,000 and 1,050,000 shares of common stock at a purchase price of $1.42 and $1.75 per share to members of the board of directors and the Chief Executive Officer, vesting 212,500 immediately and the remaining in annual equal installments of 112,500 over the next three years and vesting in quarterly equal installments of 87,500 commencing November 1, 2008, respectively. The options were valued at $2,176,201, fair value, using the Black-Scholes Option Pricing Formula.  In November 2012, the options were extended to August 2015 and July 2015, respectively.  The option extensions were valued at $450,797 using the Black-Scholes Option Pricing Formula and vest immediately.  The options are expensed over the vesting terms.  The expense recognized during 2011, 2010, 2009 and 2008 is $383,881, $643,812, $623,246 and $525,263.  For the year ending December 31, 2012 and 2011, the Company recognized $450,797 and $383,881 of expense.  The options are still outstanding as of December 31, 2012.

In August 2008, the Company issued 200,000 shares of common stock under the 2007 Stock Option Plan to its new Chief Executive Officer as part of the employment agreement valued at $360,000, fair value.  The Company recognized $360,000 in consulting expense for the year ending December 31, 2008.

In 2008, January through August warrant holders exercised warrants to purchase 270,000 shares at $0.50 per share for proceeds of $135,000.

On October 28, 2008, the Company's board of directors authorized the Company to raise up to $600,000 of capital through an 'Adjusted Common Stock Offering' to certain warrant holders. This offering provided eligible warrant holders with the opportunity to purchase four (4) shares of common stock for each dollar invested pursuant to their existing warrant agreement. As of December 31, 2008, warrants to purchase 641,080 shares of common stock were exercised with proceeds of $160,270.  For the three month period ending March 31, 2009, warrants to purchase 1,279,336 shares of common stock were exercised with proceeds of $319,834.  In January 2009, the term of the 2008 Adjusted Common Stock offering was extended until January 31, 2009.

In November 2008, the Company issued an option to purchase 250,000 shares of common stock under the 2007 Stock Option Plan at a purchase price of $.65 per share to a new member of its board of directors. Using the Black-Scholes Option Pricing Formula, the options were valued at $125,911, fair value, vesting 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years. The expense is being recognized based on vesting terms over a three year period.  The expense recognized during 2011, 2010, 2009 and 2008 is $26,648, $31,478, $61,346 and $6,439.  In January 2012, the option was exercised to purchase 250,000 shares of common stock for proceeds of $162,500.

In January 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.25 per share.  Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $13,136, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $13,136. In May 2010, the option was partially exercised to purchase 15,000 shares of common stock for proceeds of $3,750.  As of December 31, 2012, options to purchase 10,000 shares of common stock are still outstanding.

During January 2009, the Company issued 100,000 shares of common stock to an officer, under the 2007 Stock Option Plan, for services rendered valued at $58,000, fair value.

During January 2009, the Company issued 100,000 shares of common stock for legal services to a related party valued at $25,000, to settle accounts payable for $10,000 and $15,000 for legal services.

During January 2009, the officers, directors, and employees of the Company were each given the right to purchase from the Company's 2007 Employee Stock Plan up to 40,000 shares of common stock at a purchase price of $.25 per share, 400,000 shares in the aggregate, all of which were valued at $132,058, fair value using the Black-Scholes Option Pricing Formula. The rights to purchase vested immediately.  A total of 180,550 shares were purchased pursuant to the rights to purchase with total proceeds of $35,138 and a common stock receivable of $10,000 which was paid in May, 2009. The rights to purchase the remaining 219,450 shares expired on January 31, 2009.

At December 31, 2008 the Company had accrued officer salaries and payroll taxes of $98,205.  On February 19, 2009, two officers, who are also shareholders, agreed to waive their rights to unpaid wages and salary amounting to $52,129.  Accordingly in the first quarter 2009, the accrued expense was adjusted from $98,205 to $42,088 with the $52,129 treated as contributed capital and $3,988 reversed from payroll taxes.

In February 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.45 per share.  Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $9,583, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $9,583. The options are still outstanding as of December 31, 2012.

During June 2009, in accordance to private placement memorandum, the Company issued 2,479,500 shares of common stock for proceeds of $855,000 dated June 10, 2009. Pursuant to the terms of the offering, up to 18 units were offered at the offering price of $50,000 per unit, with each unit comprised of 145,000 shares to purchase at $0.34 per share.

During June 2009, the Company issued a warrant to purchase 464,000 shares of common stock at a purchase price of $0.34 per share for accounting services rendered.  The warrant was valued at $391,342 using the Black-Scholes Option Pricing Formula, vesting 46,400 immediately and the remaining on equal monthly installments of 23,200 over the next eighteen months.  The warrant expires in 5 years.  The expense is being recognized based on service terms of the agreement over a twenty two month period.  The expense recognized during 2010 and 2009 is $213,459 and $177,883.  In April 2010, the warrant was partially exercised to purchase 10,000 shares of common stock for proceeds of $3,450. In February 2012, the warrant was partially exercised to purchase 20,000 shares of common stock for proceeds of $6,900.  As of December 31, 2012, warrants to purchase 434,000 shares of common stock are still outstanding.

In June 2009, an employee was granted with an option to purchase up to 25,000 shares of common stock at a purchase price of $.34 per share.  Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $21,085, fair value. These options expire in 5 years and vest immediately. The expense recognized during 2009 is $21,085. The option is still outstanding as of December 31, 2012.

During June 2009, the Company issued 145,000 shares of common stock for legal services to a related party valued at $50,000, to settle accounts payable for $35,000 and $15,000 for legal services.

During June 2009, the Company issued 116,000 shares of common stock for accounting services valued at $40,000, fair value.  The Company recognized $40,000 of accounting expense for the year ending December 31, 2009.

During July 2009, the Company issued 100,000 shares of common stock for investor relation services valued at $75,000, fair value vesting 25,000 shares each quarter commencing July 1, 2009.  The investor relation expense recognized during 2010 and 2009 is $37,500 and $37,500.

In January 2010, the Company issued a warrant to purchase 650,000 shares of common stock at a purchase price of $1.51 per share to a new member of its board of directors serving as the Company's full-time non-executive chair of the board of directors. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $1,188,000, fair value, vesting 162,500 immediately and the remaining in annual equal installments of 162,500 over the next three years.  The warrant expires in 5 years.  During 2011, the warrant to purchase 650,000 shares of common stock, of which 487,500 shares were vested, forfeited. The expense recognized during 2011 and 2010 is $306,765 and $580,167.  The warrant to purchase 487,500 shares of common stock is still outstanding as of December 31, 2012.

In March 2010, the Company issued a warrant to purchase 150,000 shares of common stock for consulting services at an exercise price of $0.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $279,045, fair value, vesting immediately.  The warrant expires in 3 years.  The consulting expense recognized during 2011 and 2010 is $64,983 and $214,063.  In June and July 2010, the warrant was fully exercised to purchase 150,000 shares of common stock for proceeds of $37,500.

In June 2010, an employee was granted with an option to purchase up to 100,000 shares of common stock at a purchase price of $1.50 per share.  Using the Black-Scholes Option Pricing Formula, the options were valued at valued at $131,075, fair value. These options expire in 5 years and vest in equal installments of 12,500 over the next two years commencing  August 1, 2010. The expense recognized during 2011 and 2010 is $65,447 and $27,434.  For the year ending December 31, 2012 and 2011, the Company recognized $38,194 and $65,447 of expense. The options are still outstanding as of December 31, 2012.

During 2010, the Company issued 1,500,000 shares of common stock and warrants to purchase 375,000 shares of common stock with 156,250 warrants expiring September 2011 and 218,750 warrants expiring December 2011 for proceeds of $1,500,000 in accordance to a private placement memorandum as amended on September 14, 2010.  Pursuant to the terms of the offerings, up to 30 units were offered at the purchase price of $50,000 per unit, with each unit comprised of 50,000 shares and a warrant to purchase 12,500 shares of common stock at $1.25 per share. During September 2011, all warrants were extended one year expiring September 2012 and December 2012.   During August 2012, all warrants were extended six months expiring March 2013 and June 2013.  In January 2012, the warrant was partially exercised to purchase 40,000 shares of common stock for proceeds of $50,000. The remaining warrants to purchase 335,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2012.

Effective July 8, 2010, the number of shares of the Company's common stock available for issuance under the 2007 Employee Stock plan was increased from 3,500,000 to 6,500,000 shares.

During August 2010, the Company issued 4,800 shares of common stock for investor relations services valued at $6,000, fair value.  The Company recognized $6,000 of investor relations expense for the year ending December 31, 2010.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 250,000 shares of common stock at a purchase price of $1.00 per share.  These options were granted on December 13, 2010.  Using the Black-Scholes Option Pricing Formula, the options were valued at $283,787, fair value. These options expire in 5 years with 125,000 vesting on December 13, 2010 and 125,000 vesting on June 13, 2011.  The expense recognized during 2011 and 2010 is $127,080 and $156,707.  The options are still outstanding as of December 31, 2012.

In November 2010, the board of directors approved a grant to employees of options to purchase up to 35,000 shares of common stock at a purchase price of $1.00 per share.  These options were granted on December 13, 2010.  Using  the Black-Scholes Option Pricing Formula, the options were valued at $39,730, fair value. These options expire in 5 years and vest on December 13, 2010.  The expense recognized during 2010 is $39,730.  The options are still outstanding as of December 31, 2012.

In November 2010, the board of directors approved a grant to three outside directors of options to purchase up to 300,000 shares of common stock at a purchase price of $1.00 per share.  These options were granted on December 13, 2010.  Using  the Black-Scholes Option Pricing Formula, the options were valued at valued at $340,545, fair value. These options expire in 5 years and vest 75,000 on December 13, 2010 and the remaining in equal annual installments of 75,000 over the next three years commencing November 4, 2011.  The expense recognized during 2011 and 2010 is $85,056 and $89,565.  For the year ending December 31, 2012 and 2011, the Company recognized $85,290 and $85,056 of expense.  The options are still outstanding as of December 31, 2012.

In November 2010, 5,000 shares of common stock were issued for investor relation services valued at $4,650, fair value.  The Company recognized $4,650 of investor relations expense for the year ending December 31, 2010.

During December 2010, the Company issued 10,000 shares of common stock for investor relations services valued at $12,000, fair value.  The Company recognized $12,000 of investor relations expense for the year ending December 31, 2010.

In January 2011, the Company issued a warrant to a related party to purchase 10,000 shares of common stock for legal services at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $10,453, fair value.  These warrants expire in 3 years and vest immediately.  The expense recognized during 2011 is $10,453.  The warrants are still outstanding as of December 31, 2012.

In January 2011, the Company issued a warrant to purchase 25,000 shares of common stock for research and development at an exercise price of $1.25 per share. Using the Black-Scholes Option Pricing Formula, the warrants were valued at $26,132, fair value.  These warrants expire in 3 years and vest immediately.  The consulting expense recognized during 2011 is $26,132.  During April 2012 the warrant was voided.

During March 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value.  The Company recognized $14,500 of investor relations expense for the year ending December 31, 2011.

During April 2011, the Company issued warrants to purchase 150,000 shares of common stock at a purchase price of $1.18 per share for accounting services rendered commencing January 1, 2011.  The warrant was valued at $146,425 using the Black-Scholes Option Pricing Formula, vesting 37,500 immediately and the remaining on equal monthly installments of 9,375 over the next twelve months expiring in 5 years.  The expense is being recognized based on service terms of the agreement over a sixteen month period. The accounting expense recognized during 2011 is $109,820.  For the year ending December 31, 2012 and 2011, the Company recognized $36,605 and $109,820 of expense.  The warrants are still outstanding as of December 31, 2012.

In May 2011, the board of directors approved a grant to a new outside director of an option to purchase up to 200,000 shares of common stock at a purchase price of $1.12 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $193,686, fair value. The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years. The option is expensed over the vesting terms.  The expense recognized during 2011 is $79,702.  For the year ending December 31, 2012 and 2011, the Company recognized $48,510 and $79,702 of expense.  As of December 31, 2012, options to purchase 200,000 shares of common stock are still outstanding.

In May 2011, the Company has signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor.  The institutional investor is obligated to make purchases as the Company directs in accordance with the agreement, which may be terminated by the Company at any time, without cost or penalty. Sales of shares will be made in specified amounts and at prices that are based upon the market prices of the Company's common stock immediately preceding the sales to the institutional investor.  The Company has issued 150,830 shares of common stock to the institutional investor as an initial commitment fee valued at $162,896, fair value and 301,659 shares of common stock are reserved for additional commitment fees to the institutional investor in accordance with the terms of the agreement.  During June, 2011 through December, 2012, the institutional investor purchased 3,724,285 shares of common stock for proceeds of $5,049,999.  The Company issued 76,177 shares of common stock as additional commitment fee, valued at $134,283, fair value, leaving 225,482 in reserve for additional commitment fees.  For the year ending December 31, 2012, the institutional investor purchased 3,539,100 shares of common stock for proceeds of $4,849,999 and the Company issued 73,160 shares of common stock as additional commitment fee, valued at $130,813, fair value.

During June 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $10,400, fair value.  The Company recognized $10,400 of investor relations expense for the year ending December 31, 2011.

In August 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $123,241, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning November 1, 2011. The expense recognized during 2011 is $17,204.  For the year ending December 31, 2012 and 2011, the Company recognized $41,156 and $17,204 of expense.  As of December 31, 2012, options to purchase 150,000 shares of common stock are still outstanding.

During September 2011, the Company issued 10,000 shares of common stock for investor relations expense valued at $14,500, fair value.  The Company recognized $14,500 of investor relations expense for the year ending December 31, 2011.

During 2011, the Company issued 2,018 shares of common stock to a director serving as a member of the Company's Operations Committee valued at $2,163, fair value.  The Company recognized $2,163 of expense for the year ending December 31, 2011.

During 2011, the Company issued 1,000,000 shares of common stock and warrants to purchase 1,000,000 shares of common stock expiring September 2013 for proceeds of $1,000,000 in accordance to a private placement memorandum dated August 26, 2011.  Pursuant to the terms of the offerings, up to 4 units were offered at the purchase price of $250,000 per unit, with each unit comprised of 250,000 shares and a warrant to purchase 125,000 shares of common stock at $1.00 per share and a warrant to purchase 125,000 shares of common stock at $1.25 per share.  The warrants to purchase 500,000 shares of common stock at $1.00 and the warrants to purchase 500,000 shares of common stock at $1.25 per share are still outstanding as of December 31, 2012.

In November 2011, the board of directors approved a grant to a new employee of an option to purchase up to 150,000 shares of common stock at a purchase price of $0.63 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $78,764, fair value. The option expires in 5 years and vests in equal quarterly installments of 12,500 over the next three years beginning February 1, 2012. The expense recognized during 2011 is $4,384.  For the year ending December 31, 2012 and 2011, the Company recognized $26,304 and $4,384 of expense.  As of December 31, 2012, options to purchase 150,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to the member of its board of directors serving as the Company's non-executive chair of the board of directors of an option to purchase up to 250,000 shares of common stock at a purchase price of $1.01 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $205,197, fair value. The option expires in 5 years and vests 62,500 immediately and the remaining in annual equal installments of 62,500 over the next three years.  The expense recognized during 2011 is $53,124.  For the year ending December 31, 2012 and 2011, the Company recognized $51,392 and $53,124 of expense.  As of December 31, 2012, options to purchase 250,000 shares of common stock are still outstanding.

In December 2011, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 150,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $158,415, fair value. The warrant expires in 5 years and vests 37,500 immediately and the remaining in annual equal monthly installments of 9,375 over the next year.  The expense recognized during 2011 is $1,288.  For the year ending December 31, 2012 and 2011, the Company recognized $157,127 and $1,288 of expense.  As of December 31, 2012, warrants to purchase 150,000 shares of common stock are still outstanding.

During February 2012, the Company issued 1,406 shares of common stock to a director serving as a member of the Company's Operations Committee valued at $1,607, fair value.  For the year ending December 31, 2012, the Company recognized $1,607 of expense.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $168,909, fair value. The option expires in 10 years and vests 25,000 immediately and the remaining vest 25,000 in six months, nine months and twelve months from date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $139,755 of expense.  As of December 31, 2012, option to purchase 100,000 shares of common stock are still outstanding.

In March 2012, the board of directors approved a grant to an employee of an option to purchase up to 25,000 shares of common stock at a purchase price of $1.69 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $42,227, fair value. The option expires in 10 years with 12,500 vesting immediately and 12,500 vesting in six months from date of grant.  The option is expensed over the vesting terms.    For the year ending December 31, 2012, the Company recognized $42,227 of expense.   As of December 31, 2012, option to purchase 25,000 shares of common stock are still outstanding.

In March 2012, the Company issued a warrant to purchase up to 10,000 shares of common stock for legal services at an exercise price of $1.69 per share.  Using the Black-Scholes Option Pricing Formula, the warrants were valued at $13,709, fair value.  These warrants expire in 5 years and vest immediately and are being expensed over the service period.  For the year ending December 31, 2012, the Company recognized $13,709 of expense.   As of December 31, 2012, warrant to purchase 10,000 shares of common stock are still outstanding.

In May, 2012, the board of directors appointed its current Non-Executive Chairman of the board of directors as its new Chief Executive Officer and Executive Chairman of the board of directors and approved a grant of an option to purchase up to 500,000 shares of common stock at a purchase price of $1.30 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $613,805, fair value.  The option expires in 10 years and vests quarterly over one year in equal installments of 125,000 shares per quarter commencing on date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $462,455 of expense.   As of December 31, 2012, option to purchase 500,000 shares of common stock are still outstanding.

During May 2012, the Company issued warrants to purchase 100,000 shares of common stock at a purchase price of $1.20 per share for accounting services rendered commencing May 1, 2012.  The warrant was valued at $97,386 using the Black-Scholes Option Pricing Formula, vesting in thirteen monthly installments with 3,846 vesting at the beginning of each of the succeeding twelve months commencing June 1, 2012 and 3,848 the thirteenth month expiring in 5 years.  The expense is being recognized based on service terms of the agreement over a fourteen-month period.  For the year ending December 31, 2012, the Company recognized $55,648 of expense.  As of December 31, 2012, warrants to purchase 100,000 shares of common stock are still outstanding.

In June 2012, the board of directors appointed a new member of the board of directors and approved a grant of an option to purchase up to 200,000 shares of common stock at a purchase price of $0.90 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $145,150, fair value.  The option expires in 5 years and vests 50,000 immediately and the remaining in annual equal installments of 50,000 over the next three years.  The option is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $56,568 of expense.   As of December 31, 2012, option to purchase 200,000 shares of common stock are still outstanding.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 100,000 shares of common stock at a purchase price of $0.925 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $74,486, fair value. The option expires in 5 years with 12,500 vesting every three months from date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $15,611 of expense.  As of December 31, 2012, option to purchase 100,000 shares of common stock are still outstanding.

In August 2012, the board of directors approved a grant to a new employee of an option to purchase up to 50,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the option was valued at $37,486, fair value. The option expires in 5 years with 6,250 vesting every three months from date of grant.  The option is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $7,137 of expense.   As of December 31, 2012, option to purchase 50,000 shares of common stock are still outstanding.

Effective August 24, 2012, the number of shares of the Company's common stock available for issuance under the 2007 Employee Stock plan was increased from 6,500,000 to 8,000,000 shares.

In December 2012, the board of directors approved a grant to a senior advisor of a warrant to purchase up to 125,000 shares of common stock at a purchase price of $0.93 per share. Using the Black-Scholes Option Pricing Formula, the warrant was valued at $97,692, fair value. The warrant expires in 5 years with 31,256 vesting immediately and 7,812 vesting every month from date of grant.  The warrant is expensed over the vesting terms.  For the year ending December 31, 2012, the Company recognized $28,237 of expense.   As of December 31, 2012, warrant to purchase 125,000 shares of common stock is still outstanding.

STOCK BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION
NOTE 7 - STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2013: no dividend yield, expected volatility, based on the Company's historical volatility, 111% to 113%, risk-free interest rate 0.94% to 1.86% and expected option life of five to ten years in 2013.

As of June 30, 2013, there was $545,282 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through June 2015.

The following tables summarize all stock option and warrant activity of the Company during the three months ended June 30, 2013:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	185,000	$1.00 - $1.16	$1.07
Expired
Forfeited	(343,750)	$0.73 - $1.25	$0.95
Exercised	(32,500)	$0.345 - $1.25	$0.69

Outstanding, June 30, 2013	8,582,250	$0.25 - $1.75	$1.14

Exercisable, June 30, 2013	7,778,503	$0.25 - $1.75	$1.16

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at June 30, 2013	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,778,503	2.51 Years	$1.16

NOTE 8 - STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2012 and 2011: no dividend yield in both years, expected volatility, based on the Company's historical volatility, between 77% and 217% in 2012 and between 115% and 125% in 2011, risk-free interest rate between 0.13% and 2.26% in 2012 and between 0.82% and 2.15% in 2011 and expected option life of two to ten years in 2012 and three to five years in 2011.

As of December 31, 2012, there was $829,247 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through December 2014.

The following tables summarize all stock option and warrant activity of the Company since December 31, 2004:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,304,451)	$0.25 - $1.00	$ 0.59
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,312,367	$0.25 - $1.75	$ 0.71

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,876,000	$0.25 - $1.75	$ 1.01

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$ 1.02

Granted	1,210,000	$0.90 - $1.69	$ 1.19
Expired	(25,000)	$ 1.25	$ 1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$ 0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$ 1.13

Exercisable, December 31, 2012	7,714,850	$0.25 - $1.75	$ 1.15

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2012	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,714,850	2.71	$ 1.15

RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
RELATED PARTY [Abstract]
RELATED PARTY	NOTE 8 - RELATED PARTY At June 30, 2013 the Company has accrued salaries to an officer and two beneficial owners of $46,838.	NOTE 9 - RELATED PARTY At December 31, 2012 and 2011 the Company has accrued salaries to officers and two beneficial owners of $48,650 and $47,588.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 9 - SUBSEQUENT EVENTS

During July 2013, the Company issued a warrant to purchase 100,000 shares of common stock at a purchase price of $0.90 per share for accounting services rendered commencing July 1, 2013.  The warrant was valued at $48,915 using the Black-Scholes Option Pricing Formula, vesting over the next twelve months with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant.  The warrant expires in five years.  The expense is being recognized based on service terms of the agreement over a twelve month period.

NOTE 10 - SUBSEQUENT EVENTS

During January 2013, warrants for 600,000 shares issued in April 2008 at an exercise price of $0.73 and an expiration date of April 2013 were amended to 400,000 shares at an exercise price of $0.73 expiring October 2013 and 200,000 shares were rescinded.

During February, 2013 through March, 2013, the institutional investor under the Company's May 2011 agreement purchased 911,385 shares of common stock for proceeds of $1,000,000.  The Company issued 15,085 shares of common stock as additional commitment fee, valued at $19,550, fair value.

In March 2013, a new employee was granted an option to purchase up to 75,000 shares of common stock at an exercise price of $1.16 per share.  Using the Black-Scholes Option Pricing Formula, the options were valued at $81,076, fair value.  These options expire in 10 years and 9,375 shares vest quarterly commencing June 1, 2013.  The option will be expensed over the vesting terms.

On March 12, 2013, the Company entered into an agreement with EM Photonics to co-develop an advanced telecom modulator.

During March 2013, the warrants issued under the July 2010 private placement memorandum as amended in September 2010, were extended three months with 156,250 warrants expiring on June 30, 2013 and 178,750 warrants expiring on September 8, 2013.

FINANCIAL STATEMENTS (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
FINANCIAL STATEMENTS [Abstract]
Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures.  Although these estimates are based on management's best knowledge of current events and actions the Company may undertake in the future, actual results could differ from the estimates.

Cash Equivalents

Cash Equivalents

For the purposes of the statement of cash flows, the Company considers all highly liquid instruments with maturities of three months or less at the time of purchase to be cash equivalents.

Concentration of Risk

Concentration of Credit Risk

Certain financial instruments potentially subject the Company to concentrations of credit risk.  These financial instruments consist primarily of cash.  At December 31, 2012, the Company did not have deposits with a financial institution that exceed the FDIC deposit insurance coverage.

Property and Equipment

Property and Equipment

Equipment is stated at cost.  Depreciation is principally provided by use of straight-line methods for financial and tax reporting purposes over the estimated useful lives of the assets, generally 5 years.   When property is retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the Income Statement.

Recoverability of Long Lived Assets

The Company follows FASB ASC 360 "Property, Plant, and Equipment".  Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.  When required, impairment losses on assets to be held and used are recognized based on the excess of the asset's carrying amount.

Intangible Assets

Intangible Assets

Definite-lived intangible assets are stated at cost.  Patents are amortized over their estimated useful lives, generally 20 years.  When certain patent applications are abandoned by the Company for claims that are covered by patents already granted to the Company, the cost of patent applications and accumulated amortization are removed from the accounts and the resulting expense is reflected in the Income Statement.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company's financial instruments consist of cash, accounts payable and accrued expenses. The carrying values of cash, accounts payable and accrued expenses approximate fair value because of their short maturities.

Income Taxes

Income Taxes

The Company follows FASB ASC 740, "Income Taxes," which requires an asset and liability approach to financial accounting and reporting for income taxes.  Deferred income tax assets and liabilities are computed annually for temporary differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Loss Per Share
Loss per Share

The Company follows Financial Accounting Standards Board Accounting Standards Codification ("FASB ASC") 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2013 and 2012, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Loss Per Share

The Company follows FASB ASC 260, "Earnings per Share", resulting in the presentation of basic and diluted earnings per share.  Because the Company reported a net loss in 2012 and 2011, common stock equivalents, including stock options and warrants were anti-dilutive; therefore, the amounts reported for basic and dilutive loss per share were the same.

Comprehensive Income
Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net income (loss).

Comprehensive Income

The Company follows FASB ASC 220.10, "Reporting Comprehensive Income."  Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income.  Since the Company has no items of other comprehensive income, comprehensive income (loss) is equal to net loss.

Recently Issued and Recently Adopted Accounting Pronouncements
Recently Issued Accounting Pronouncements Not Yet Adopted

As of June 30, 2013, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.

Recently Adopted Accounting Pronouncements

As of June 30, 2013 and for the period then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

Recently Adopted Accounting Pronouncements

As of December 31, 2012 and for the year then ended, there were no recently adopted accounting pronouncements that had a material effect on the Company's financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

As of December 31, 2012, there are no recently issued accounting standards not yet adopted which would have a material effect on the Company's financial statements.

PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
EQUIPMENT [Abstract]
Schedule of Property and Equipment
Equipment consists of the following:

	June 30, 2013	December 31, 2012

Office equipment	$22,145	$12,741
Lab equipment	467,582	388,521
Furniture	4,061	4,061
Leasehold Improvements	37,519	28,134
	531,307	433,457
Less: Accumulated depreciation	182,693	132,463

	$348,614	$300,994

Equipment consists of the following:

	December 31, 2012	December 31, 2011

Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold improvements	28,134	5,368
	433,457	190,706
Less: Accumulated depreciation	132,463	101,955

	$ 300,994	$ 88,751

INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Patents	Patents consists of the following:
	June 30, 2013	December 31, 2012

Patents	$535,853	$509,360
Less: Accumulated amortization	28,265	20,834

	$507,588	$488,526
Patents consists of the following:

	December 31, 2012	December 31, 2011

Patents	$ 509,360	$ 439,787
Less: Accumulated amortization	20,834	8,683

	$ 488,526	$ 431,104

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Income Tax Benefit (Provision)	The income tax benefit (provision) consists of the following:

	2012	2011

Current	$ (1,563,000)	$ (895,000)
Deferred	(576,000)	(602,000)
Change in valuation allowance	2,139,000	1,497,000

	$ -	$ -

Schedule of Effective Income Tax Reconciliation

The reconciliation of the statutory federal rate to the Company's effective Income tax rate is as follows:

	2012		2011

	Amount	%	Amount	%
Income tax benefit at U.S.
federal income tax rate	$ (1,549,000)	(34)	$ (1,184,000)	(34)
State tax, net of federal tax effect	(410,000)	(9)	(313,000)	(9)
Non-deductible share-based compensation	(180,000)	(4)	-	-
Change in valuation allowance	2,139,000	47	1,497,000	43

	$ -	-	$ -	-

Schedule of Deferred Tax Assets

The components of deferred tax assets as of December 31, 2012, and December 31, 2011 are as follows:

	2012	2011

Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)

	$ -	$ -

COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS [Abstract]
Schedule of Future Minimum Lease Payments	Aggregate minimum future lease payments under the operating leases are as follows:

YEAR ENDING
DECEMBER 31,	AMOUNT

2013	$ 74,194
2014	23,276

STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCK BASED COMPENSATION [Abstract]
Schedule of Non-Qualified Stock Options and Warrants Outstanding and Exercisable
The following tables summarize all stock option and warrant activity of the Company during the three months ended June 30, 2013:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	185,000	$1.00 - $1.16	$1.07
Expired
Forfeited	(343,750)	$0.73 - $1.25	$0.95
Exercised	(32,500)	$0.345 - $1.25	$0.69

Outstanding, June 30, 2013	8,582,250	$0.25 - $1.75	$1.14

Exercisable, June 30, 2013	7,778,503	$0.25 - $1.75	$1.16

The following tables summarize all stock option and warrant activity of the Company since December 31, 2004:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,304,451)	$0.25 - $1.00	$ 0.59
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,312,367	$0.25 - $1.75	$ 0.71

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,876,000	$0.25 - $1.75	$ 1.01

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,798,500	$0.25 - $1.75	$ 1.02

Granted	1,210,000	$0.90 - $1.69	$ 1.19
Expired	(25,000)	$ 1.25	$ 1.25
Forfeited		-	-
Exercised	(1,210,000)	$0.25 - $1.25	$ 0.37

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$ 1.13

Exercisable, December 31, 2012	7,714,850	$0.25 - $1.75	$ 1.15

Schedule of Non-Qualified Stock Options and Warrants Outstanding, by Exercise Price Range
Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at June 30, 2013	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,778,503	2.51 Years	$1.16

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2012	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,714,850	2.71	$ 1.15

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended	90 Months Ended	126 Months Ended	114 Months Ended
	Dec. 31, 2012	Jul. 13, 2004	Dec. 31, 2012	Jul. 13, 2004 PSITEC [Member]
Date of incorporation	Jan 1, 1997	Jan 1, 1997		Jan 1, 1995
Entity former incorporation name	Third-Order Nanotechnologies, Inc., formerly PSI-Tech Holdings, Inc., formerly Eastern Idaho Internet Services, Inc.	PSI-Tech Holdings, Inc.		PSI-TEC
Jurisdiction of incorporation	Nevada	Nevada		Delaware
Description of business acquired	2008-03-10			The Company primarily conducted research for the United States Government under a contract which expired in 2003. Beginning January 1, 2004, PSI-TEC was engaged in the development of electro-optic polymers for the application in the eletro-optic device markets.
Date of corporate name change			2008-03-10
Date of Disposal		Jun 30, 1998
Disposal of assets discription		The Company was engaged in the business of marketing internet services until June 30, 1988, at which time the principal assets of the business were sold and operations discontinued
Date of acquisition			Jul 14, 2004
Fair value method for acquisition transaction			The share exchange is considered to be a capital transaction in substance rather than a business combination. That is, the share exchange is equivalent to the issuance of stock by PSI-TEC Holdings, Inc. for the net monetary assets of PSI-TEC, accompanied by a recapitalization, and is accounted for as a change of capital structure. Accordingly, the accounting for the share exchange was identical to that resulting from a reverse acquisition, except no goodwill was recorded. Under reverse takeover accounting, the post-reverse acquisition comparative historical financial statements of the legal acquirer, PSI-TEC Holdings, Inc.
Name of acquired entity			PSI-TEC
Common shares issued by entity in acquisition transaction			15,600,000
Common Shares Exchanged			2,206,280
Date of merger			2006-10-20

MANAGEMENT'S PLANS (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended	30 Months Ended
	Sep. 15, 2013	Jun. 30, 2013	Dec. 31, 2012	Nov. 30, 2015	Oct. 31, 2013
MANAGEMENT'S PLANS [Abstract]
Approximate cash position		$ 3,020,000	$ 3,300,000
Approximate monthly expenditures		250,000	250,000
Debt service			0
Operational funding			2014-04
Liquidity Arrangement Description			In May 2011, the Company signed an agreement with an instituitonal investor to sell up to $20 million of common stock. The institutional investor has commited to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $15,300,003. Management believes it has raised sufficient capital to finance its operations through October 2013.
Liquidity Arrangement - Value Of Third Party Investment			20,000,000
Remaining Funds Available Under Liquidity Arrangement			13,950,003
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)				20,000,000	20,000,000
Remaining available amount					13,150,001
Additional funding provided by the exercise of outstanding warrants (Upper Limit), warrants	1,178,750
Additional funding provided by the exercise of outstanding warrants, exercise price 1	1
Additional funding provided by the exercise of outstanding warrants, exercise price 2	1.25
Additional funding provided by the exercise of outstanding warrants (Upper Limit)	$ 2,285,000		$ 1,500,000
Warrant expiration date			Sep 30, 2013

EQUIPMENT (Schedule of Equipment) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 531,307	$ 433,457	$ 190,706
Less: Accumulated depreciation	182,693	132,463	101,955
Property and equipment, net	348,614	300,994	88,751
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,145	12,741	12,816
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	467,582	388,521	169,028
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,061	4,061	3,494
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37,519	$ 28,134	$ 5,368

EQUIPMENT (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
EQUIPMENT [Abstract]
Depreciation expense	$ 29,289	$ 9,750	$ 51,902	$ 16,486	$ 53,391	$ 26,711

INTANGIBLE ASSETS (Schedule of Patents) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Patents	$ 535,853	$ 509,360	$ 439,787
Less: Accumulated amortization	28,265	20,834	8,683
Intangible assets - net	$ 507,588	$ 488,526	$ 431,104

INTANGIBLE ASSETS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
Legal life of patents			20 years
Amortization expense	$ 3,715	$ 2,812	$ 7,431	$ 5,624	$ 12,151	$ 8,683
Expense for abandoned patents	$ 0	$ 0	$ 0	$ 0	$ 13,675

INCOME TAXES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Income tax benefit
Unrecognized tax benefits
Tax related interest or penalties
Changes in unrecognized tax benefits
Recognized interest or penalties related to unrecognized tax benefits

INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current					$ (1,563,000)	$ (895,000)
Deferred					(576,000)	(602,000)
Change in valuation allowance					2,139,000	1,497,000
Net tax benefit

INCOME TAXES (Schedule of Effective Income Tax Reconciliation) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Income tax benefit at U.S. federal income tax rate					$ (1,549,000)	$ (1,184,000)
State tax, net of federal tax effect					(410,000)	(313,000)
Non-deductible share-based compensation					(180,000)
Change in valuation allowance					2,139,000	1,497,000
Net tax benefit
Income tax benefit at U.S. federal income tax rate					(34.00%)	(34.00%)
State tax, net of federal tax effect					(9.00%)	(9.00%)
Non-deductible share-based compensation					(4.00%)	0.00%
Change in valuation allowance					47.00%	43.00%
Net tax benefit					0.00%	0.00%

INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Deferred tax asset for NOL carryforwards	$ 8,647,000	$ 7,084,000
Share-based compensation	2,966,000	2,390,000
Accrued expenses	17,000	17,000
Valuation allowance	(11,630,000)	(9,491,000)
Net deferred tax assets

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Valuation allowance	$ 11,630,000	$ 9,491,000
Change in valuation allowance	2,139,000	1,497,000
Net operating loss carryforwards	$ 20,100,000
NOL expiration	Dec 31, 2032

COMMITMENTS (Schedule of Future Minimum Lease Payments) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS [Abstract]
2013	$ 74,194
2014	$ 23,276

COMMITMENTS (Details) (Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS [Abstract]
Rent expense	$ 53,563	$ 9,910

STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			30 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended							12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	6 Months Ended	25 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Nov. 30, 2015	Oct. 31, 2013	Jan. 31, 2013 Warrant agreement amendment [Member]	Jun. 30, 2013 Common stock and warrants [Member]	Mar. 31, 2013 Common stock and warrants [Member]	Dec. 31, 2010 Common stock and warrants [Member]	Jan. 31, 2012 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Jun. 30, 2013 Warrants Transaction One [Member]	Mar. 31, 2013 Warrants Transaction One [Member]	Aug. 31, 2012 Warrants Transaction One [Member]	Feb. 29, 2012 Warrants Transaction One [Member]	Sep. 30, 2011 Warrants Transaction One [Member]	Apr. 30, 2010 Warrants Transaction One [Member]	Jun. 30, 2009 Warrants Transaction One [Member]	Dec. 31, 2010 Warrants Transaction One [Member]	Dec. 31, 2009 Warrants Transaction One [Member]	Mar. 31, 2013 Warrants Transaction Two [Member]	Aug. 31, 2012 Warrants Transaction Two [Member]	Sep. 30, 2011 Warrants Transaction Two [Member]	Dec. 31, 2010 Warrants Transaction Two [Member]	Dec. 31, 2010 Unit Components [Member]	Jun. 30, 2013 Institutional Investor [Member]	Jun. 30, 2013 Institutional Investor [Member]	Jun. 30, 2013 Institutional Investor [Member]	Mar. 31, 2013 March 2013 New Employee [Member]	Jun. 30, 2013 March 2013 New Employee [Member]	Jun. 30, 2013 March 2013 New Employee [Member]	May 31, 2013 May 2013 New Employee 1 [Member]	Jun. 30, 2013 May 2013 New Employee 1 [Member]	May 31, 2013 May 2013 New Employee 2 [Member]	Jun. 30, 2013 May 2013 New Employee 2 [Member]	Aug. 31, 2013 August 2011 New Employee [Member]	Aug. 31, 2011 August 2011 New Employee [Member]	Jun. 30, 2013 August 2011 New Employee [Member]	Dec. 31, 2012 August 2011 New Employee [Member]	Dec. 31, 2011 August 2011 New Employee [Member]	Jul. 31, 2013 August 2012 New Employee [Member]	Aug. 31, 2012 August 2012 New Employee [Member]	Jun. 30, 2013 August 2012 New Employee [Member]	Dec. 31, 2012 August 2012 New Employee [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through warrant	600,000							400,000	178,750					414,000						464,000
Exercise price of warrants	0.73							0.73	1.25											0.34
Fair value of warrant	$ 976,193																			$ 391,342
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes																Black-Scholes											Black-Scholes			Black-Scholes		Black-Scholes			Black-Scholes					Black-Scholes
Consulting expense					976,193
Shares rescinded/forfeited								200,000																														62,500					31,250
Warrant expiration date			Sep 30, 2013					Oct 31, 2013							Jun 30, 2013	Mar 31, 2013		Sep 30, 2012			Sep 30, 2011		Sep 30, 2013	Jun 30, 2013	Dec 31, 2012	Dec 31, 2011
Warrant expiration extention															3 months	6 months		1 year
Warrant expiration date, number of shares									143,750						335,000
Stock issued to purchase common stock, warrants and monetary compensation											1,500,000
Number of shares purchased										12,500		40,000	375,000	20,000			20,000		10,000		156,250					218,750		200,000	1,628,386	5,352,671
Proceeds from issuance of common stock and warrants										15,625	1,500,000	50,000		6,900			6,900		3,450									170,000	1,800,000	6,849,998
Number of units offered (upper limit)																											30
Price per unit													1.25														50,000
Number of shares comprising unit																											50,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)						20,000,000	20,000,000
Common stock issued to institutional investor as commitment fee, shares				150,830																									27,153	103,330
Common stock issued to institutional investor as commitment fee		170,000		162,896																									34,274	168,556
Common stock reserved for additional commitment fees to the institutional investor				301,659																								400,000		198,329
Option granted, shares (upper limit)																															75,000		75,000	10,000	10,000	100,000	100,000		150,000	150,000				50,000	50,000
Option granted, purchase price																															$ 1.16			$ 1.03		$ 1			$ 1.01					$ 0.93
Option granted, value																															81,076			9,574		80,824			123,241					37,486
Option granted, expiration date																				5 years											10 years			10 years		10 years			5 years					5 years
Vesting immediately																				46,400
Option granted, number of shares vesting in installments																				23,200											9,375			1,250		25,000			12,500					6,250
Frequency of vesting installments																				Monthly											Quarterly			Quarterly		August 1, 2013, October 1, 2013 and quarterly thereafter			Quarterly					Every three months
Beginning date of shares vesting																																							Nov 1, 2011
Vesting period																				18 months																			3 years
Stock option expense																					$ 213,459	$ 177,883										$ 10,107	$ 13,550		$ 800		$ 11,809			$ 20,353	$ 41,156	$ 17,204			$ 9,295	$ 7,137

STOCK BASED COMPENSATION (Schedule of Stock Option and Warrant Activity)(Details) (Non-Qualified Stock Options and Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Non-Qualified Stock Options and Warrants [Member]
Number of Shares
Outstanding	8,773,500	8,798,500	6,876,000	6,312,367	8,166,202	6,343,971	1,475,000	380,000
Granted	185,000	1,210,000	2,085,000	1,860,000	939,000	3,495,001	5,768,971	1,425,000	680,000
Rescinded							(200,000)
Expired		(25,000)		(16,667)	(1,304,451)	(115,000)	(574,981)	(70,000)
Forfeited	(343,750)		(162,500)			(750,000)	(125,019)	(260,000)
Exercised	(32,500)	(1,210,000)		(1,279,700)	(1,488,384)	(807,770)			(300,000)
Outstanding	8,582,250	8,773,500	8,798,500	6,876,000	6,312,367	8,166,202	6,343,971	1,475,000	380,000
Exercisable	7,778,503	7,714,850
Exercise Price
Outstanding (Lower Limit)	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 1.4
Outstanding (Upper Limit)	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2	$ 2	$ 2.1
Granted (Lower Limit)	$ 1	$ 0.9	$ 0.63	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 0.25
Granted (Upper Limit)	$ 1.16	$ 1.69	$ 1.3	$ 1.51	$ 0.45	$ 1.75	$ 0.72	$ 1	$ 2.1
Rescinded							$ 0.5
Expired (Lower Limit)					$ 0.25	$ 0.5		$ 1.4
Expired (Upper Limit)					$ 1	$ 2		$ 2
Expired		$ 1.25		$ 1			$ 1
Forfeited (Lower Limit)	$ 0.73							$ 1.4
Forfeited (Upper Limit)	$ 1.25							$ 2.1
Forfeited			$ 1.51			$ 0.72	$ 1
Exercised (Lower Limit)	$ 0.345	$ 0.25		$ 0.25	$ 0.001	$ 0.25
Exercised (Upper Limit)	$ 1.25	$ 1.25		$ 1	$ 1	$ 0.5
Exercised									$ 0.25
Outstanding (Lower Limit)	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 1.4
Outstanding (Upper Limit)	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2	$ 2	$ 2.1
Exercisable (Lower Limit)	$ 0.25	$ 0.25
Exercisable (Upper Limit)	$ 1.75	$ 1.75
Weighted Average Exercise Price
Outstanding	$ 1.13	$ 1.02	$ 1.01	$ 0.71	$ 0.79	$ 0.48	$ 0.83	$ 0.68
Granted	$ 1.07	$ 1.19	$ 1.09	$ 1.2	$ 0.3	$ 1.16	$ 0.48	$ 0.7	$ 0.99
Rescinded							$ 0.5
Expired		$ 1.25		$ 1	$ 0.59	$ 0.07	$ 1	$ (0.12)
Forfeited	$ 0.95		$ 1.51			$ 0.72	$ 1	$ (0.48)
Exercised	$ 0.69	$ 0.37		$ 0.42	$ 0.2	$ 0.53			$ 0.25
Outstanding	$ 1.14	$ 1.13	$ 1.02	$ 1.01	$ 0.71	$ 0.79	$ 0.48	$ 0.83	$ 0.68
Exercisable	$ 1.16	$ 1.15

STOCK BASED COMPENSATION (Summary of Stock Option and Warrant Activity) (Details) (Non Qualified Stock Options And Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.001	$ 0.25	$ 0.25	$ 1.4
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 1.75	$ 2	$ 2	$ 2.1
$0.25 - $1.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices (Lower Limit)	$ 0.25	$ 0.25
Exercise Prices (Upper Limit)	$ 1.75	$ 1.75
Number Outstanding Currently Exercisable	7,778,503	7,714,850
Weighted Average Remaining Contractual Life	2 years 6 months 4 days	2 years 8 months 16 days
Exercise Price	$ 1.16	$ 1.15

STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes
Expected dividend yield		0.00%	0.00%	0.00%
Expected volatility, minimum		111.00%	77.00%	115.00%
Expected volatility, maximum		113.00%	217.00%	125.00%
Risk-free interest rate, minimum		0.94%	0.13%	0.82%
Risk-free interest rate, maximum		1.86%	2.26%	2.15%
Unrecognized compensation expense related to non-vested market-based share awards		$ 545,282	$ 829,247
Expected to be recognized		2 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life		5 years	2 years	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life		10 years	10 years	5 years

RELATED PARTY (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY [Abstract]
Accrued salaries to officers and two beneficial owners	$ 46,838	$ 48,650	$ 47,588

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Apr. 30, 2008	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Subsequent Event [Member] Warrants [Member]
Subsequent Event [Line Items]
Common stock, price per share					$ 0.9
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes	Black-Scholes
Plan duration					5 years
Option granted, number of shares vesting in installments					8,333
Frequency of vesting installments					Each month for the first eleven months and 8,337 vesting the twelfth month
Vesting period					12 months
Number of common shares that can be purchased through warrant	600,000				100,000
Fair value of warrant	$ 976,193				$ 48,915

SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	0 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended					108 Months Ended	114 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended
	Mar. 25, 2013	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Jun. 30, 2013	Apr. 30, 2008	Jan. 31, 2013 April 2008 Warrants, Original [Member]	Sep. 08, 2013 July 2010 Private Placement Warrants, Amended [Member]	Jun. 30, 2013 July 2010 Private Placement Warrants, Amended [Member]	Jan. 31, 2013 July 2010 Private Placement Warrants, Amended [Member]	Mar. 31, 2013 Employee Stock Option [Member]
Shares issuable													600,000			400,000
Exercise price												0.73	0.73			0.73
Expiration date					Sep 30, 2013								Apr 30, 2013	Sep 30, 2013	Jun 30, 2013	Oct 31, 2013
Shares rescinded														178,750	156,250	200,000
Shares purchased by institutional investor		$ 911,385	$ 1,800,000	$ 4,200,000	$ 4,849,999	[1]	$ 200,000			$ 5,049,999	$ 6,849,999
Proceeds from subscription receivable		1,000,000						6,500	(6,500)	19,000	19,000
Shares issued as additional commitment fee		15,085
Fair value of additional shares issued		19,550	3,349		4,948		3,470
Employee stock options granted																	75,000
Stock option exercise price																	$ 1.16
Fair value of options granted																	$ 81,076 [2]
Option expiration date																	Mar 31, 2023
Description of employee option																	These options granted to a new employee expire in 10 years and 9,375 shares vest quarterly commencing June 1, 2013. The option will be expenses over the vesting term.
Research and development arrangement	On March 12, 2012, the Company entered into an agreement with EM Photonics to co-develop an advanced telecom modulator.

[1]	Investment to occur over a period of 30-months.
[2]	Fair value based on the Black-Scholes Pricing Formula.